Portfolio of Investments
Columbia California Intermediate Municipal Bond Fund, July 31, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Floating Rate Notes 2.9%
Issue Description	Effective Yield	Principal Amount ($)	Value ($)
Variable Rate Demand Notes 2.9%
California Statewide Communities Development Authority(a),(b)
Revenue Bonds
Series 2018 (Wells Fargo Bank)
08/15/2047	1.420%	4,700,000	4,700,000
New York City Transitional Finance Authority(a),(b)
Revenue Bonds
Future Tax Secured
Subordinated Series 2016 (JPMorgan Chase Bank)
02/01/2045	1.480%	800,000	800,000
South Carolina Educational Facilities Authority(a),(b)
Revenue Bonds
Furman University (Wells Fargo Bank)
10/01/2039	1.500%	1,865,000	1,865,000
State of California(a),(b)
Unlimited General Obligation Bonds
Kindergarten
Series 2013A2 (State Street)
05/01/2034	1.330%	4,865,000	4,865,000
Total			12,230,000
Total Floating Rate Notes (Cost $12,230,000)			12,230,000

Municipal Bonds 93.6%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Airport 7.3%
City of Los Angeles Department of Airports
Refunding Revenue Bonds
Subordinated Series 2019C
05/15/2035	5.000%	3,975,000	5,055,127
05/15/2037	5.000%	2,250,000	2,832,525
Revenue Bonds
Subordinated Series 2017B
05/15/2029	5.000%	330,000	418,925
05/15/2030	5.000%	500,000	629,650
Subordinated Refunding Revenue Bonds
Series 2015C
05/15/2029	5.000%	2,410,000	2,901,977
County of Orange Airport
Refunding Revenue Bonds
Series 2019A
07/01/2029	5.000%	200,000	254,210
Series 2019B
07/01/2029	5.000%	275,000	349,539
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
County of Sacramento Airport System
Refunding Revenue Bonds
Subordinated Series 2016B
07/01/2036	5.000%	1,750,000	2,079,962
Subordinated Series 2018E
07/01/2034	5.000%	1,000,000	1,245,290
Norman Y. Mineta San Jose International Airport
Refunding Revenue Bonds
Series 2014B
03/01/2027	5.000%	2,000,000	2,342,880
Series 2014C
03/01/2030	5.000%	2,500,000	2,903,100
San Diego County Regional Airport Authority
Refunding Revenue Bonds
Subordinated Series 2017A
07/01/2033	5.000%	1,000,000	1,227,660
07/01/2034	5.000%	700,000	855,631
Subordinated Revenue Bonds
Series 2010A
07/01/2024	5.000%	1,000,000	1,035,640
San Francisco City & County Airport Commission - San Francisco International Airport
Prerefunded 05/01/21 Revenue Bonds
2nd Series 2011
05/01/2026	5.250%	555,000	595,282
San Francisco City & County Airports Commission - San Francisco International Airport
Refunding Revenue Bonds
2nd Series 2016A
05/01/2026	5.000%	1,975,000	2,463,931
San Francisco Airport Commission Project
05/01/2036	5.000%	3,205,000	4,032,435
Total			31,223,764
Charter Schools 4.1%
California School Finance Authority(c)
Refunding Revenue Bonds
Aspire Public Schools
Series 2016
08/01/2029	5.000%	1,100,000	1,265,462
08/01/2030	5.000%	1,505,000	1,722,969
08/01/2031	5.000%	925,000	1,052,012
Revenue Bonds
Alliance College-Ready Public Schools
Series 2015
07/01/2030	5.000%	3,400,000	3,897,624
Green Dot Public School Project
Series 2015A
08/01/2035	5.000%	1,010,000	1,138,422
Columbia California Intermediate Municipal Bond Fund | Quarterly Report 2019	1

Portfolio of Investments   (continued)
Columbia California Intermediate Municipal Bond Fund, July 31, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2018
08/01/2038	5.000%	1,000,000	1,170,440
KIPP Los Angeles Projects
Series 2015A
07/01/2035	5.000%	1,250,000	1,418,262
Series 2017
07/01/2037	5.000%	3,090,000	3,612,303
River Springs Charter School Project
Series 2015
07/01/2025	5.250%	1,595,000	1,744,132
California School Finance Authority
Revenue Bonds
KIPP Los Angeles Projects
Series 2014A
07/01/2034	5.000%	600,000	669,414
Total			17,691,040
Higher Education 5.9%
California Educational Facilities Authority
Refunding Revenue Bonds
Loma Linda University
Series 2017A
04/01/2034	5.000%	1,485,000	1,783,693
04/01/2035	5.000%	2,000,000	2,394,180
Series 2018-A
12/01/2036	5.000%	1,000,000	1,205,880
Revenue Bonds
Chapman University
Series 2015
04/01/2026	5.000%	1,000,000	1,204,060
Green Bond-Loyola Marymount University
Series 2018
10/01/2036	5.000%	760,000	936,981
University of Southern California
Series 2009C
10/01/2024	5.250%	3,000,000	3,646,590
California Municipal Finance Authority
Refunding Revenue Bonds
Azusa Pacific University
Series 2015B
04/01/2025	5.000%	395,000	446,615
04/01/2026	5.000%	1,000,000	1,127,290
Biola University
Series 2017
10/01/2031	5.000%	540,000	654,323
10/01/2032	5.000%	615,000	741,653
10/01/2033	5.000%	625,000	751,369
10/01/2034	5.000%	570,000	682,678
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
California Lutheran University
Series 2018
10/01/2035	5.000%	225,000	272,736
10/01/2036	5.000%	250,000	301,757
Revenue Bonds
Biola University
Series 2013
10/01/2024	5.000%	505,000	579,568
10/01/2028	5.000%	840,000	955,256
National University
Series 2019A
04/01/2035	5.000%	1,780,000	2,181,835
04/01/2036	5.000%	1,120,000	1,368,875
California Municipal Finance Authority(c)
Revenue Bonds
California Baptist University
Series 2016A
11/01/2026	4.000%	1,000,000	1,081,630
California Statewide Communities Development Authority(c)
Refunding Revenue Bonds
California Baptist University
Series 2017A
11/01/2032	5.000%	1,135,000	1,336,905
Revenue Bonds
California Baptist University
Series 2014A
11/01/2023	5.125%	715,000	762,848
Lancer Plaza Project
Series 2013
11/01/2023	5.125%	565,000	608,432
Total			25,025,154
Hospital 10.8%
ABAG Finance Authority for Nonprofit Corps.
Revenue Bonds
Sharp Healthcare
Series 2011A
08/01/2024	5.250%	2,750,000	2,980,065
California Health Facilities Financing Authority
Refunding Revenue Bonds
Cedars Sinai Medical Center
Series 2015
11/15/2028	5.000%	1,000,000	1,224,520
El Camino Hospital
Series 2015A
02/01/2027	5.000%	1,500,000	1,802,415
Marshall Medical Center
Series 2015
11/01/2023	5.000%	325,000	377,634
Sutter Health
Series 2017A
11/15/2033	5.000%	1,000,000	1,244,490

2	Columbia California Intermediate Municipal Bond Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia California Intermediate Municipal Bond Fund, July 31, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Sutter Health Obligation Group
Series 2011D
08/15/2026	5.000%	2,250,000	2,427,210
Revenue Bonds
Children’s Hospital of Orange County
Series 2009
11/01/2021	6.000%	2,000,000	2,024,900
City of Hope Obligation Group
Series 2012A
11/15/2021	5.000%	600,000	655,638
Dignity Health
Series 2009E
07/01/2025	5.625%	1,500,000	1,511,730
El Camino Hospital
Series 2017
02/01/2033	5.000%	2,500,000	3,054,575
02/01/2034	5.000%	500,000	608,975
Kaiser Permanente
Subordinated Series 2017A-1-G
11/01/2027	5.000%	1,875,000	2,426,287
Lucile Salter Packard Children’s Hospital
Series 2014
08/15/2028	5.000%	300,000	351,840
Series 2017
11/15/2034	5.000%	250,000	303,317
11/15/2035	5.000%	270,000	326,479
Providence Health & Services
Series 2014A
10/01/2030	5.000%	1,500,000	1,761,735
Sutter Health
Series 2018A
11/15/2034	5.000%	1,000,000	1,239,790
California Health Facilities Financing Authority(d)
Refunding Revenue Bonds
Children’s Hospital of Orange County
Series 2019
11/01/2030	5.000%	810,000	1,065,061
California Municipal Finance Authority
Refunding Revenue Bonds
Community Medical Centers
Series 2015A
02/01/2027	5.000%	1,200,000	1,416,012
Series 2017A
02/01/2033	5.000%	2,770,000	3,275,830
California Statewide Communities Development Authority
Refunding Revenue Bonds
Enloe Medical Center
Series 2015
08/15/2030	5.000%	1,990,000	2,390,965
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Huntington Memorial Hospital
Series 2014B
07/01/2033	5.000%	2,300,000	2,608,775
Revenue Bonds
Green - Marin General Hospital Project
Series 2018
08/01/2033	5.000%	425,000	523,702
08/01/2034	5.000%	650,000	796,640
Henry Mayo Newhall Memorial
Series 2014A (AGM)
10/01/2027	5.000%	1,000,000	1,154,210
Loma Linda University Medical Center
Series 2014
12/01/2034	5.250%	3,000,000	3,371,730
Methodist Hospital of Southern California
01/01/2036	5.000%	3,000,000	3,544,080
City of Upland
Refunding Certificate of Participation
San Antonio Regional Hospital
Series 2017
01/01/2034	5.000%	500,000	589,485
01/01/2036	4.000%	1,000,000	1,070,990
Total			46,129,080
Human Service Provider 0.3%
California Municipal Finance Authority
Refunding Revenue Bonds
Harbor Regional Center Project
Series 2015
11/01/2032	5.000%	1,120,000	1,312,752
Joint Power Authority 0.4%
Northern California Transmission Agency
Refunding Revenue Bonds
California-Oregon Project
Series 2016
05/01/2032	5.000%	1,500,000	1,808,205
Local Appropriation 1.8%
Anaheim Public Financing Authority
Refunding Revenue Bonds
Anaheim Public Improvement Projects
Series 2019 BAM
09/01/2031	5.000%	1,470,000	1,909,251
Riverside Public Financing Authority
Refunding Revenue Bonds
Series 2012A
11/01/2027	5.000%	2,145,000	2,403,172
11/01/2028	5.000%	1,155,000	1,293,230

Columbia California Intermediate Municipal Bond Fund | Quarterly Report 2019	3

Portfolio of Investments   (continued)
Columbia California Intermediate Municipal Bond Fund, July 31, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
San Rafael Joint Powers Financing Authority
Revenue Bonds
Public Safety Facilities Project
Series 2018
06/01/2033	5.000%	850,000	1,077,843
06/01/2034	5.000%	775,000	977,391
Total			7,660,887
Local General Obligation 10.2%
Chula Vista Elementary School District(d),(e)
Unlimited General Obligation Bonds
BAN Series 2019
08/01/2023	0.000%	1,150,000	1,085,680
Compton Community College District
Unlimited General Obligation Refunding Bonds
Series 2012
07/01/2022	5.000%	2,095,000	2,333,641
Compton Unified School District(e)
Unlimited General Obligation Bonds
Election of 2002 - Capital Appreciation
Series 2006C (AMBAC)
06/01/2023	0.000%	2,025,000	1,908,907
06/01/2024	0.000%	1,925,000	1,776,871
Conejo Valley Unified School District
Unlimited General Obligation Bonds
Series 2018B
08/01/2032	4.000%	2,000,000	2,324,380
Corona-Norco Unified School District
Unlimited General Obligation Bonds
Election 2014
Series 2018B
08/01/2034	4.000%	500,000	577,135
Culver City School Facilities Financing Authority
Revenue Bonds
Unified School District
Series 2005 (AGM)
08/01/2023	5.500%	1,490,000	1,754,639
East Side Union High School District
Unlimited General Obligation Refunding Bonds
2012 Crossover
Series 2006 (AGM)
09/01/2020	5.250%	1,280,000	1,339,443
Long Beach Unified School District(e)
Unlimited General Obligation Bonds
Series 2015D-1
08/01/2031	0.000%	1,375,000	946,371
Los Angeles Unified School District
Unlimited General Obligation Bonds
Election 2008
Series 2018B-1
07/01/2032	5.000%	4,000,000	4,993,280
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Monterey Peninsula Community College District(e)
Unlimited General Obligation Refunding Bonds
Series 2016
08/01/2028	0.000%	2,125,000	1,750,660
Napa Valley Community College District
Unlimited General Obligation Refunding Bonds
Series 2018
08/01/2034	0.000%	1,595,000	1,666,552
Oakland Unified School District/Alameda County
Unlimited General Obligation Bonds
Series 2015A
08/01/2025	5.000%	650,000	785,350
Palomar Community College District(e)
Unlimited General Obligation Bonds
Capital Appreciation-Election of 2006
Series 2010B
08/01/2022	0.000%	2,140,000	2,061,976
Pomona Unified School District(e)
Unlimited General Obligation Bonds
Election 2008
Series 2016G (AGM)
08/01/2032	0.000%	1,000,000	675,210
Rancho Santiago Community College District(e)
Unlimited General Obligation Bonds
Capital Appreciation-Election of 2002
Series 2006C (AGM)
09/01/2031	0.000%	3,785,000	2,884,019
Rescue Union School District(e)
Unlimited General Obligation Bonds
Capital Appreciation-Election of 1998
Series 2005 (NPFGC)
09/01/2026	0.000%	1,100,000	971,014
San Mateo Foster City School District
Revenue Bonds
Series 2005 (AGM)
08/15/2019	5.500%	2,000,000	2,003,354
Santa Monica Community College District
Unlimited General Obligation Bonds
Election 2016
Series 2018A
08/01/2034	4.000%	500,000	577,135
Saugus Union School District
Unlimited General Obligation Refunding Bonds
Series 2006 (NPFGC)
08/01/2021	5.250%	2,375,000	2,580,532
Sierra Kings Health Care District
Unlimited General Obligation Refunding Bonds
Series 2015
08/01/2028	5.000%	1,000,000	1,175,680
08/01/2032	5.000%	1,500,000	1,729,335

4	Columbia California Intermediate Municipal Bond Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia California Intermediate Municipal Bond Fund, July 31, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
West Contra Costa Unified School District
Unlimited General Obligation Refunding Bonds
Series 2011 (AGM)
08/01/2023	5.250%	3,000,000	3,253,500
Series 2012
08/01/2027	5.000%	2,365,000	2,632,269
Total			43,786,933
Multi-Family 0.9%
California Municipal Finance Authority
Revenue Bonds
Bowles Hall Foundation
Series 2015A
06/01/2035	5.000%	400,000	446,108
Caritas Affordable Housing
Series 2014
08/15/2030	5.000%	1,000,000	1,132,270
California Statewide Communities Development Authority
Revenue Bonds
Lancer Educational Student Housing Project
Series 2019
06/01/2034	5.000%	375,000	440,171
NCCD-Hooper Street LLC
07/01/2039	5.250%	500,000	575,915
Series 2017
05/15/2032	5.000%	1,000,000	1,204,960
Total			3,799,424
Municipal Power 5.4%
City of Redding Electric System
Refunding Revenue Bonds
Series 2017
06/01/2029	5.000%	1,250,000	1,591,475
City of Riverside Electric
Refunding Revenue Bonds
Series 2019A
10/01/2037	5.000%	1,000,000	1,262,260
City of Santa Clara Electric
Refunding Revenue Bonds
Series 2011A
07/01/2029	5.375%	1,000,000	1,081,780
City of Vernon Electric System
Unrefunded Revenue Bonds
Series 2009A
08/01/2021	5.125%	950,000	953,392
Imperial Irrigation District Electric System
Refunding Revenue Bonds
Series 2011D
11/01/2022	5.000%	2,860,000	3,121,461
11/01/2023	5.000%	1,040,000	1,134,838
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Los Angeles Department of Water & Power System
Refunding Revenue Bonds
Series 2018A
07/01/2035	5.000%	1,750,000	2,183,177
Series 2019B
07/01/2031	5.000%	5,000,000	6,509,650
Revenue Bonds
Power System
Series 2014D
07/01/2033	5.000%	1,700,000	1,998,724
Redding Joint Powers Financing Authority
Refunding Revenue Bonds
Series 2015A
06/01/2031	5.000%	1,045,000	1,248,723
Turlock Irrigation District
Refunding Revenue Bonds
First Priority
Subordinated Series 2014
01/01/2030	5.000%	850,000	991,865
01/01/2031	5.000%	1,000,000	1,161,640
Total			23,238,985
Other Bond Issue 1.3%
California Infrastructure & Economic Development Bank
Refunding Revenue Bonds
Salvation Army Western Territory (The)
Series 2016
09/01/2033	4.000%	400,000	446,756
09/01/2034	4.000%	600,000	665,760
Walt Disney Family Museum
Series 2016
02/01/2032	4.000%	350,000	390,999
02/01/2033	4.000%	500,000	555,135
City of Long Beach Marina System
Revenue Bonds
Series 2015
05/15/2028	5.000%	635,000	721,468
County of San Diego
Refunding Revenue Bonds
Sanford Burnham Prebys Medical Discovery Group
Series 2015
11/01/2025	5.000%	350,000	423,906
Long Beach Bond Finance Authority
Refunding Revenue Bonds
Aquarium of the Pacific
Series 2012
11/01/2027	5.000%	2,210,000	2,393,982
Total			5,598,006

Columbia California Intermediate Municipal Bond Fund | Quarterly Report 2019	5

Portfolio of Investments   (continued)
Columbia California Intermediate Municipal Bond Fund, July 31, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Pool / Bond Bank 0.6%
California Infrastructure & Economic Development Bank
Revenue Bonds
Green Bond
Series 2019
10/01/2031	5.000%	2,120,000	2,751,506
Ports 0.8%
City of Long Beach Harbor
Revenue Bonds
Series 2019A
05/15/2036	5.000%	700,000	890,484
San Diego Unified Port District
Refunding Revenue Bonds
Series 2013A
09/01/2027	5.000%	1,000,000	1,137,180
09/01/2028	5.000%	1,100,000	1,252,075
Total			3,279,739
Prepaid Gas 0.6%
M-S-R Energy Authority
Revenue Bonds
Series 2009B
11/01/2029	6.125%	2,000,000	2,550,240
Recreation 1.0%
California Infrastructure & Economic Development Bank
Refunding Revenue Bonds
Segerstrom Center for the Arts
Series 2016
07/01/2026	5.000%	2,000,000	2,463,020
Del Mar Race Track Authority
Refunding Revenue Bonds
Series 2015
10/01/2025	5.000%	1,665,000	1,914,817
Total			4,377,837
Refunded / Escrowed 4.3%
California State Public Works Board
Prerefunded 03/01/20 Revenue Bonds
Various Capital Projects
Subordinated Series 2010A-1
03/01/2022	5.250%	2,000,000	2,050,720
California Statewide Communities Development Authority
Prerefunded 08/15/20 Revenue Bonds
Sutter Health
Series 2011A
08/15/2026	5.500%	1,000,000	1,046,900
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City & County of San Francisco
Prerefunded 06/15/20 Unlimited General Obligation Bonds
Earthquake Safety
Series 2010E
06/15/2027	5.000%	3,380,000	3,500,328
City of Los Angeles
Prerefunded 09/01/21 Unlimited General Obligation Bonds
Series 2011A
09/01/2025	5.000%	3,000,000	3,255,540
City of Newport Beach
Prerefunded 12/01/21 Revenue Bonds
Hoag Memorial Hospital Presbyterian
Series 2011
12/01/2030	5.875%	1,000,000	1,112,990
Long Beach Community College District
Prerefunded 08/01/22 Unlimited General Obligation Bonds
2008 Election
Series 2012B
08/01/2023	5.000%	700,000	785,568
Pasadena Public Financing Authority
Prerefunded 03/01/21 Revenue Bonds
Rose Bowl Renovation
Series 2010A
03/01/2026	5.000%	2,500,000	2,662,525
Pico Rivera Public Financing Authority
Prerefunded 09/01/19 Revenue Bonds
Series 2009
09/01/2026	5.250%	1,085,000	1,088,787
San Francisco City & County Airport Commission - San Francisco International Airport
Prerefunded 05/03/21 Revenue Bonds
Series 2011-2
05/01/2026	5.250%	1,445,000	1,552,725
Sulphur Springs Union School District
Prerefunded 09/01/22 Special Tax Bonds
Community Facilities District
Series 2012
09/01/2028	5.000%	520,000	582,769
09/01/2029	5.000%	585,000	655,615
Total			18,294,467
Retirement Communities 6.4%
ABAG Finance Authority for Nonprofit Corps.
Refunding Revenue Bonds
Episcopal Senior Communities
Series 2011
07/01/2024	5.375%	2,795,000	3,025,811
Series 2012
07/01/2021	5.000%	1,000,000	1,071,330
Revenue Bonds
Odd Fellows Home of California
Series 2012-A
04/01/2032	5.000%	4,750,000	5,309,313

6	Columbia California Intermediate Municipal Bond Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia California Intermediate Municipal Bond Fund, July 31, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
California Health Facilities Financing Authority
Refunding Revenue Bonds
Northern California Presbyterian Homes
Series 2015
07/01/2028	5.000%	310,000	373,609
07/01/2029	5.000%	300,000	360,423
California Municipal Finance Authority(d),(f)
Refunding Revenue Bonds
HumanGood Obligation Group
Series 2019A
10/01/2034	4.000%	500,000	554,075
California Municipal Finance Authority(d)
Refunding Revenue Bonds
HumanGood Obligation Group
Series 2019A
10/01/2035	4.000%	1,000,000	1,102,630
California Municipal Finance Authority
Refunding Revenue Bonds
Mt. San Antonio Gardens Project
Series 2019
11/15/2039	5.000%	1,000,000	1,173,630
Retirement Housing Foundation
Series 2017
11/15/2029	5.000%	390,000	494,231
11/15/2030	5.000%	600,000	765,816
11/15/2032	5.000%	850,000	1,099,866
California Statewide Communities Development Authority(c)
Refunding Revenue Bonds
899 Charleston Project
Series 2014A
11/01/2019	5.000%	200,000	201,518
California Statewide Communities Development Authority
Refunding Revenue Bonds
American Baptist Homes West
Series 2015
10/01/2024	5.000%	2,575,000	2,995,910
10/01/2026	5.000%	1,000,000	1,178,510
Episcopal Communities and Services
Series 2012
05/15/2027	5.000%	1,520,000	1,666,330
Front Porch Communities and Services
Series 2017
04/01/2030	5.000%	150,000	182,153
Revenue Bonds
Insured Redwoods Project
Series 2013
11/15/2028	5.000%	1,000,000	1,154,260
Viamonte Senior Living 1, Inc.
Series 2018
07/01/2035	4.000%	300,000	341,553
07/01/2036	4.000%	430,000	487,869
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of La Verne
Refunding Certificate of Participation
Brethren Hillcrest Homes
Series 2014
05/15/2024	5.000%	310,000	337,826
05/15/2025	5.000%	530,000	576,216
05/15/2026	5.000%	700,000	758,457
05/15/2029	5.000%	1,135,000	1,219,228
Los Angeles County Regional Financing Authority
Revenue Bonds
Montecedro, Inc. Project
Series 2014A
11/15/2034	5.000%	1,000,000	1,111,690
Total			27,542,254
Sales Tax 0.9%
California Statewide Communities Development Authority
Certificate of Participation
Total Road Improvement Program
Series 2018B (AGM)
12/01/2035	5.000%	1,405,000	1,750,799
City of Sacramento Transient Occupancy
Revenue Bonds
Convention Center Complex
Subordinated Series 2018
06/01/2035	5.000%	615,000	757,483
06/01/2036	5.000%	1,180,000	1,446,361
Total			3,954,643
Special Non Property Tax 0.2%
Berkeley Joint Powers Financing Authority
Revenue Bonds
Series 2016 (BAM)
06/01/2033	4.000%	415,000	460,306
06/01/2034	4.000%	250,000	275,895
Total			736,201
Special Property Tax 15.2%
Carson Public Financing Authority
Revenue Bonds
Series 2019
09/02/2026	5.000%	650,000	775,339
Chino Public Financing Authority
Refunding Special Tax Bonds
Series 2012
09/01/2023	5.000%	1,070,000	1,172,142
City of Irvine
Refunding Special Assessment Bonds
Limited Obligation Reassessment District
Series 2015
09/02/2025	5.000%	1,295,000	1,582,127

Columbia California Intermediate Municipal Bond Fund | Quarterly Report 2019	7

Portfolio of Investments   (continued)
Columbia California Intermediate Municipal Bond Fund, July 31, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Special Assessment Refunding Bonds
Series 2019
09/02/2031	5.000%	325,000	420,735
09/02/2032	5.000%	340,000	436,897
Concord Redevelopment Agency Successor Agency
Refunding Tax Allocation Bonds
Series 2014 (BAM)
03/01/2025	5.000%	840,000	1,008,210
County of El Dorado
Refunding Special Tax Bonds
Community Facilities District No. 92-1
Series 2012
09/01/2026	5.000%	630,000	696,950
09/01/2027	5.000%	805,000	889,509
Emeryville Redevelopment Agency Successor Agency
Refunding Tax Allocation Bonds
Series 2014A (AGM)
09/01/2023	5.000%	2,415,000	2,793,720
09/01/2026	5.000%	1,000,000	1,188,620
09/01/2027	5.000%	1,000,000	1,185,360
09/01/2030	5.000%	815,000	958,155
09/01/2031	5.000%	590,000	692,052
Garden Grove Agency Community Development Successor Agency
Refunding Tax Allocation Bonds
Garden Grove Community Project
Series 2016 (BAM)
10/01/2030	5.000%	1,040,000	1,269,445
10/01/2031	5.000%	1,640,000	1,990,238
Glendale Redevelopment Agency Successor Agency
Refunding Tax Allocation Bonds
Central Glendale Redevelopment
Subordinated Series 2013 (AGM)
12/01/2021	5.000%	755,000	824,694
Inglewood Redevelopment Agency Successor Agency
Refunding Tax Allocation Bonds
Merged Redevelopment Project
Subordinated Series 2017 (BAM)
05/01/2032	5.000%	500,000	604,075
05/01/2033	5.000%	1,000,000	1,203,780
Irvine Unified School District
Refunding Special Tax Bonds
Series 2015
09/01/2030	5.000%	2,065,000	2,402,359
09/01/2031	5.000%	2,720,000	3,157,675
Jurupa Public Financing Authority
Refunding Special Tax Bonds
Series 2014A
09/01/2029	5.000%	530,000	626,805
09/01/2030	5.000%	625,000	736,125
09/01/2032	5.000%	625,000	729,100
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
La Quinta Redevelopment Agency Successor Agency
Refunding Tax Allocation Bonds
Redevelopment Project
Subordinated Series 2013A
09/01/2030	5.000%	1,500,000	1,709,430
Long Beach Bond Finance Authority
Tax Allocation Bonds
Industrial Redevelopment Project Areas
Series 2002B (AMBAC)
11/01/2019	5.500%	1,070,000	1,081,941
Los Angeles Community Facilities District
Refunding Special Tax Bonds
Playa Vista-Phase 1
Series 2014
09/01/2030	5.000%	1,000,000	1,158,880
Los Angeles County Redevelopment Authority
Refunding Tax Allocation Bonds
Los Angeles Bunker Hill Project
Series 2014C (AGM)
12/01/2028	5.000%	3,000,000	3,581,190
Oakland Redevelopment Successor Agency
Subordinated Refunding Tax Allocation Bonds
Series 2013
09/01/2022	5.000%	2,000,000	2,229,500
Oakley Redevelopment Agency
Refunding Tax Allocation Bonds
Oakley Redevelopment Project Area
Series 2018 (BAM)
09/01/2032	5.000%	335,000	414,207
09/01/2033	5.000%	730,000	899,601
09/01/2034	5.000%	500,000	613,605
Palm Desert Redevelopment Agency
Refunding Tax Allocation Bonds
Series 2017A (BAM)
10/01/2029	5.000%	890,000	1,109,892
10/01/2030	5.000%	350,000	433,010
Poway Unified School District
Special Tax Bonds
Community Facilities District No. 6-4S Ranch
Series 2012
09/01/2028	5.000%	1,770,000	1,974,824
09/01/2029	5.000%	1,195,000	1,330,202
Poway Unified School District Public Financing Authority
Special Tax Refunding Bonds
Series 2015B
09/01/2026	5.000%	995,000	1,220,785
Rancho Cucamonga Redevelopment Agency Successor Agency
Tax Allocation Bonds
Rancho Redevelopment Project Area
Series 2014
09/01/2030	5.000%	700,000	816,781

8	Columbia California Intermediate Municipal Bond Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia California Intermediate Municipal Bond Fund, July 31, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2014 (AGM)
09/01/2027	5.000%	2,200,000	2,598,266
Riverside County Public Financing Authority
Tax Allocation Bonds
Project Area #1-Desert Communities
Series 2016 (BAM)
10/01/2031	4.000%	2,500,000	2,750,850
San Francisco City & County Redevelopment Agency
Refunding Tax Allocation Bonds
Mission Bay North Redevelopment Project
Series 2016
08/01/2030	5.000%	275,000	335,781
08/01/2031	5.000%	355,000	429,923
Mission Bay South Redevelopment Project
Series 2016
08/01/2031	5.000%	670,000	810,419
08/01/2032	5.000%	580,000	696,882
Tax Allocation Bonds
Mission Bay South Redevelopment Project
Series 2014A
08/01/2029	5.000%	225,000	263,126
08/01/2030	5.000%	175,000	204,262
San Mateo Redevelopment Agency Successor Agency
Refunding Tax Allocation Bonds
Series 2015A
08/01/2028	5.000%	1,860,000	2,202,984
08/01/2029	5.000%	1,000,000	1,181,120
Semitropic Improvement District
Refunding Revenue Bonds
Series 2015A 2nd Lien (AGM)
12/01/2023	5.000%	300,000	349,620
12/01/2024	5.000%	400,000	480,008
Sulphur Springs Union School District
Unrefunded Special Tax Bonds
Community Facilities District
Series 2012
09/01/2028	5.000%	530,000	588,433
09/01/2029	5.000%	595,000	660,028
Tustin Community Facilities District
Refunding Special Tax Bonds
Legacy Villages of Columbus #06-1
Series 2015
09/01/2029	5.000%	1,200,000	1,431,024
Tustin Community Redevelopment Agency Successor Agency
Refunding Tax Allocation Bonds
Series 2016
09/01/2032	4.000%	2,295,000	2,591,239
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Vista Redevelopment Agency Successor Agency
Tax Allocation Refunding Bonds
Series 2015B1 (AGM)
09/01/2024	5.000%	580,000	688,135
09/01/2026	5.000%	700,000	843,759
Total			65,023,819
State Appropriated 3.8%
California State Public Works Board
Refunding Revenue Bonds
Various Capital Projects
Series 2012G
11/01/2028	5.000%	1,500,000	1,681,110
Revenue Bonds
Department of Corrections and Rehabilitation
Series 2014C
10/01/2022	5.000%	1,925,000	2,165,740
Series 2015A
06/01/2028	5.000%	1,175,000	1,407,439
Various Capital Projects
Series 2011A
10/01/2020	5.000%	2,000,000	2,092,320
Series 2013I
11/01/2028	5.250%	3,000,000	3,491,100
Series 2014E
09/01/2030	5.000%	1,500,000	1,757,850
Various Correctional Facilities
Series 2014A
09/01/2031	5.000%	3,000,000	3,487,320
Total			16,082,879
State General Obligation 2.7%
State of California
Unlimited General Obligation Bonds
Series 2010
11/01/2024	5.000%	5,000,000	5,249,000
Series 2019
04/01/2031	5.000%	1,000,000	1,297,020
Various Purpose
Series 2009
10/01/2029	5.250%	1,500,000	1,510,365
Unlimited General Obligation Refunding Bonds
Series 2014
08/01/2032	5.000%	3,000,000	3,535,440
Total			11,591,825

Columbia California Intermediate Municipal Bond Fund | Quarterly Report 2019	9

Portfolio of Investments   (continued)
Columbia California Intermediate Municipal Bond Fund, July 31, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Tobacco 3.0%
Golden State Tobacco Securitization Corp.
Asset-Backed Refunding Revenue Bonds
Series 2015A
06/01/2033	5.000%	4,000,000	4,711,320
Refunding Revenue Bonds
Series 2017A-1
06/01/2024	5.000%	4,000,000	4,562,040
Series 2018A
06/01/2022	5.000%	3,000,000	3,323,310
Total			12,596,670
Transportation 0.5%
Peninsula Corridor Joint Powers Board
Refunding Revenue Bonds
Series 2019A
10/01/2036	5.000%	315,000	395,511
10/01/2037	5.000%	300,000	374,838
San Diego Association of Governments(d)
Revenue Bonds
Green Bond - Mid Coast Corridor
Series 2019
11/15/2027	1.800%	1,500,000	1,510,500
Total			2,280,849
Turnpike / Bridge / Toll Road 2.1%
Bay Area Toll Authority
Refunding Revenue Bonds
Subordinated Series 2017
04/01/2031	4.000%	2,000,000	2,327,580
Foothill-Eastern Transportation Corridor Agency(e)
Refunding Revenue Bonds
Series 2015
01/15/2033	0.000%	5,000,000	3,292,750
Foothill-Eastern Transportation Corridor Agency
Subordinated Refunding Revenue Bonds
Series 2014B-3
01/15/2053	5.500%	3,000,000	3,342,240
Total			8,962,570
Water & Sewer 3.1%
Beaumont Public Improvement Authority
Revenue Bonds
Series 2018-A AGM
09/01/2033	5.000%	500,000	606,590
09/01/2035	5.000%	830,000	1,000,233
City of Fresno Sewer System
Revenue Bonds
Series 2008A
09/01/2023	5.000%	170,000	170,556
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Riverside Water
Refunding Revenue Bonds
Series 2019A
10/01/2032	5.000%	1,500,000	1,941,435
City of Tulare Sewer
Refunding Revenue Bonds
Series 2015 (AGM)
11/15/2025	5.000%	700,000	860,811
11/15/2026	5.000%	1,000,000	1,223,630
Livermore Valley Water Financing Authority
Refunding Revenue Bonds
Series 2018A
07/01/2034	4.000%	920,000	1,042,240
Los Angeles County Sanitation Districts Financing Authority
Subordinated Refunding Revenue Bonds
Capital Projects - District #14
Series 2015
10/01/2024	5.000%	1,050,000	1,261,943
Semitropic Improvement District
Refunding Revenue Bonds
Series 2012A
12/01/2023	5.000%	2,850,000	3,208,587
Stockton Public Financing Authority
Refunding Revenue Bonds
Series 2014 (BAM)
09/01/2028	5.000%	1,500,000	1,761,060
Total			13,077,085
Total Municipal Bonds (Cost $372,992,816)			400,376,814

Money Market Funds 3.6%
	Shares	Value ($)
Dreyfus AMT-Free Tax Exempt Cash Management Fund, Institutional Shares, 1.310%(g)	1,684,413	1,684,413
JPMorgan Institutional Tax Free Money Market Fund, Institutional Class, 1.264%(g)	13,635,447	13,635,447
Total Money Market Funds (Cost $15,319,860)		15,319,860
Total Investments in Securities (Cost: $400,542,676)		427,926,674
Other Assets & Liabilities, Net		(372,639)
Net Assets		427,554,035

10	Columbia California Intermediate Municipal Bond Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia California Intermediate Municipal Bond Fund, July 31, 2019 (Unaudited)
Notes to Portfolio of Investments
(a)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(b)	Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of July 31, 2019.
(c)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At July 31, 2019, the total value of these securities amounted to $21,012,959, which represents 4.91% of total net assets.
(d)	Represents a security purchased on a when-issued basis.
(e)	Zero coupon bond.
(f)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At July 31, 2019, the total value of these securities amounted to $554,075, which represents 0.13% of total net assets.
(g)	The rate shown is the seven-day current annualized yield at July 31, 2019.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
BAM	Build America Mutual Assurance Co.
BAN	Bond Anticipation Note
NPFGC	National Public Finance Guarantee Corporation
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia California Intermediate Municipal Bond Fund | Quarterly Report 2019	11

Portfolio of Investments
Columbia Short Term Municipal Bond Fund, July 31, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Floating Rate Notes 3.7%
Issue Description	Effective Yield	Principal Amount ($)	Value ($)
Indiana 0.6%
Indiana Finance Authority(a),(b)
Revenue Bonds
Parkview Health System
Series 2018D (Wells Fargo Bank)
11/01/2039	1.470%	5,000,000	5,000,000
New York 2.2%
New York City Transitional Finance Authority(a),(b)
Revenue Bonds
Future Tax Secured
Subordinated Series 2015 (JPMorgan Chase Bank)
02/01/2045	1.480%	8,500,000	8,500,000
New York City Water & Sewer System(a),(b)
Revenue Bonds
2nd General Resolution
Series 2016BB (State Street Bank and Trust Co.)
06/15/2049	1.490%	10,165,000	10,165,000
Total			18,665,000
South Carolina 0.4%
South Carolina Educational Facilities Authority(a),(b)
Revenue Bonds
Furman University (Wells Fargo Bank)
10/01/2039	1.500%	3,425,000	3,425,000
Utah 0.5%
City of Murray(a),(b)
Revenue Bonds
IHC Health Services, Inc.
Series 2005A (JPMorgan Chase Bank)
05/15/2037	1.480%	1,650,000	1,650,000
Series 2008D (Wells Fargo Bank)
05/15/2037	1.500%	2,350,000	2,350,000
Total			4,000,000
Total Floating Rate Notes (Cost $31,090,000)			31,090,000

Municipal Bonds 90.0%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Alabama 3.5%
Black Belt Energy Gas District
Revenue Bonds
Series 2016A
07/01/2046	4.000%	12,500,000	13,052,250
Series 2017-A
08/01/2047	4.000%	2,500,000	2,669,225
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2018A
12/01/2048	4.000%	4,970,000	5,389,219
Black Belt Energy Gas District(c)
Revenue Bonds
Series 2018B-2
Muni Swap Index Yield + 0.620% 12/01/2048	2.020%	5,000,000	5,000,000
Southeast Alabama Gas Supply District (The)
Revenue Bonds
Project #2
Series 2018A
06/01/2021	4.000%	1,000,000	1,045,580
State of Alabama Docks Department
Refunding Revenue Bonds
Docks Facilities
Series 2017B
10/01/2019	5.000%	1,275,000	1,282,115
10/01/2020	5.000%	1,280,000	1,331,622
Total			29,770,011
Alaska 1.0%
Alaska Industrial Development & Export Authority
Revenue Bonds
Yukon-Kuskokwim Health Corp. Project
Series 2017
12/01/2020	3.500%	5,300,000	5,326,977
City of Valdez
Refunding Revenue Bonds
BP Pipelines, Inc. Project
Series 2003B
01/01/2021	5.000%	3,350,000	3,521,118
Total			8,848,095
Arizona 1.3%
Chandler Industrial Development Authority(d)
Revenue Bonds
Intel Corp.
Series 2019 AMT
06/01/2049	5.000%	1,450,000	1,678,911
City of Phoenix Civic Improvement Corp.(d)
Revenue Bonds
Series 2017A AMT
07/01/2032	5.000%	2,000,000	2,407,020
Maricopa County Industrial Development Authority(c)
Refunding Revenue Bonds
Banner Health Obligation
Series 2019
Muni Swap Index Yield + 0.570% 01/01/2035	1.970%	1,500,000	1,503,045
Columbia Short Term Municipal Bond Fund | Quarterly Report 2019	1

Portfolio of Investments   (continued)
Columbia Short Term Municipal Bond Fund, July 31, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Maricopa County Industrial Development Authority
Revenue Bonds
Banner Health
Series 2017B
01/01/2048	5.000%	4,500,000	5,017,860
Total			10,606,836
Arkansas 0.6%
Arkansas Development Finance Authority
Refunding Revenue Bonds
Baptist Health
Series 2015A
12/01/2019	5.000%	5,095,000	5,156,344
California 1.1%
California Municipal Finance Authority
Refunding Revenue Bonds
Community Medical Centers
Series 2017A
02/01/2036	5.000%	1,745,000	2,044,023
California Statewide Communities Development Authority(e)
Refunding Revenue Bonds
California Baptist University
Series 2017A
11/01/2022	3.000%	1,680,000	1,704,864
County of Riverside(d)
Revenue Bonds
Series 1989A Escrowed to Maturity (GNMA) AMT
05/01/2021	7.800%	1,500,000	1,666,455
Palomar Health
Refunding Revenue Bonds
Series 2016
11/01/2019	4.000%	1,500,000	1,507,905
11/01/2020	5.000%	2,235,000	2,323,551
Total			9,246,798
Colorado 2.8%
City & County of Denver Airport System(d)
Refunding Revenue Bonds
Series 2017A AMT
11/15/2030	5.000%	1,925,000	2,349,405
Revenue Bonds
Series 2011A AMT
11/15/2021	5.000%	5,000,000	5,418,550
Colorado Health Facilities Authority
Refunding Revenue Bonds
Evangelical Lutheran Good Samaritan Society
Series 2017 (Escrowed to Maturity)
06/01/2021	5.000%	700,000	746,424
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Dawson Ridge Metropolitan District No. 1(f)
Limited General Obligation Refunding Bonds
Series 1992B Escrowed to maturity
10/01/2022	0.000%	3,375,000	3,238,414
E-470 Public Highway Authority
Refunding Revenue Bonds
Series 2015A
09/01/2019	5.000%	1,000,000	1,002,744
Regional Transportation District
Certificate of Participation
Series 2010A
06/01/2020	5.000%	2,105,000	2,172,486
University of Colorado Hospital Authority
Revenue Bonds
Obligation Group
Series 2017
11/15/2038	5.000%	3,650,000	3,926,341
11/15/2047	4.000%	4,700,000	4,709,682
Total			23,564,046
Connecticut 3.1%
City of Waterbury
Unlimited General Obligation Bonds
Series 2017A
11/15/2020	4.000%	350,000	362,145
11/15/2021	5.000%	500,000	541,145
Unlimited General Obligation Refunding Bonds
Series 2017B
09/01/2020	4.000%	330,000	339,636
09/01/2021	5.000%	425,000	456,722
Connecticut Housing Finance Authority(d)
Refunding Revenue Bonds
Subordinated Series 2018A-2 AMT
05/15/2021	2.150%	1,595,000	1,606,819
11/15/2021	2.250%	1,625,000	1,646,678
05/15/2022	2.375%	1,460,000	1,485,083
Revenue Bonds
Subordinated Series 2017 C-2 AMT
05/15/2020	2.750%	2,300,000	2,320,378
05/15/2021	3.000%	2,680,000	2,744,508
11/15/2021	3.000%	4,435,000	4,536,517
State of Connecticut
Unlimited General Obligation Bonds
Green Bond
Series 2016F
10/15/2030	5.000%	2,410,000	2,888,915
Series 2012B
04/15/2027	5.000%	3,000,000	3,279,180

2	Columbia Short Term Municipal Bond Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Short Term Municipal Bond Fund, July 31, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
State of Connecticut Special Tax
Revenue Bonds
Series 2018B
10/01/2031	5.000%	3,535,000	4,373,042
Total			26,580,768
District of Columbia 2.1%
District of Columbia
Revenue Bonds
Federal Highway Grant Anticipation
12/01/2023	5.250%	1,750,000	1,841,980
District of Columbia Housing Finance Agency
Revenue Bonds
Series 2018B-1 (FHA)
09/01/2023	2.550%	5,175,000	5,309,757
Metropolitan Washington Airports Authority(d)
Refunding Revenue Bonds
Series 2016A AMT
10/01/2035	5.000%	4,000,000	4,725,080
Series 2018A AMT
10/01/2023	5.000%	3,000,000	3,442,530
10/01/2025	5.000%	1,770,000	2,130,514
Total			17,449,861
Florida 2.4%
City of Cape Coral Water & Sewer
Refunding Special Assessment Bonds
Various Areas
Series 2017 (AGM)
09/01/2019	1.650%	960,000	960,111
09/01/2020	1.900%	920,000	923,330
City of Jacksonville
Revenue Bonds
Series 2011A
10/01/2024	5.000%	3,010,000	3,243,426
10/01/2025	5.000%	2,935,000	3,159,351
County of Broward Airport System(d)
Refunding Revenue Bonds
Series 2015C AMT
10/01/2020	5.000%	1,885,000	1,965,263
Revenue Bonds
Series 2017 AMT
10/01/2021	5.000%	1,480,000	1,594,774
County of Lee Solid Waste System(d)
Refunding Revenue Bonds
Series 2016 (NPFGC) AMT
10/01/2022	5.000%	3,100,000	3,398,065
County of Miami-Dade Aviation(d)
Refunding Revenue Bonds
Series 2014 AMT
10/01/2020	5.000%	2,000,000	2,087,300
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Florida Ports Financing Commission(d)
Refunding Revenue Bonds
Transportation Fund
Seris 2011B AMT
06/01/2023	5.000%	3,000,000	3,195,780
Total			20,527,400
Georgia 3.2%
Burke County Development Authority
Refunding Revenue Bonds
Georgia Power Co. Plant Vogtle
Series 2015
10/01/2032	2.350%	7,700,000	7,790,706
Series 2017
12/01/2049	1.850%	4,350,000	4,350,826
Revenue Bonds
Georgia Power Co. Plant Vogtle Project
Series 2019
10/01/2032	2.250%	1,000,000	1,018,100
City of Atlanta
Refunding Tax Allocation Bonds
Atlantic Station Project
Series 2017
12/01/2020	5.000%	1,000,000	1,047,000
Main Street Natural Gas, Inc.
Revenue Bonds
Series 2007A
03/15/2021	5.000%	5,000,000	5,272,650
Series 2019B
08/01/2049	4.000%	3,360,000	3,754,968
Monroe County Development Authority
Revenue Bonds
Georgia Power Co. Plant Scherer
Series 2015
10/01/2048	2.350%	4,000,000	4,047,120
Total			27,281,370
Illinois 16.8%
Chicago Board of Education
Unlimited General Obligation Refunding Bonds
Dedicated
Series 2017F
12/01/2019	5.000%	6,000,000	6,053,160
Chicago O’Hare International Airport(d)
Refunding Revenue Bonds
General Senior Lien
Series 2012B AMT
01/01/2022	5.000%	5,000,000	5,425,150
Series 2013A AMT
01/01/2022	5.000%	5,675,000	6,157,545

Columbia Short Term Municipal Bond Fund | Quarterly Report 2019	3

Portfolio of Investments   (continued)
Columbia Short Term Municipal Bond Fund, July 31, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Chicago Park District
Limited Tax General Obligation Refunding Bonds
Series 2014D
01/01/2020	5.000%	1,000,000	1,013,870
01/01/2021	5.000%	1,000,000	1,044,780
Chicago Transit Authority
Refunding Revenue Bonds
Federal Transit Administration Section 5307 Urbanized Area Formula Funds
Series 2015
06/01/2020	5.000%	11,250,000	11,569,725
City of Chicago
Prerefunded 01/01/20 Revenue Bonds
Series 2009A
01/01/2022	5.000%	2,090,000	2,123,189
Refunding General Obligation Unlimited Bonds
Project
Series 2014A
01/01/2020	4.000%	1,175,000	1,184,811
Series 2015
01/01/2020	5.000%	1,625,000	1,645,231
Unlimited General Obligation Bonds
Series 2015A
01/01/2020	5.000%	3,480,000	3,523,326
Unlimited General Obligation Notes
Series 2015A Escrowed to Maturity
01/01/2021	5.000%	5,000,000	5,264,100
Unlimited General Obligation Refunding Bonds
Project
Series 2014A Escrowed to Maturity
01/01/2021	5.000%	4,875,000	5,132,498
Series 2016C
01/01/2022	5.000%	5,000,000	5,294,500
City of Chicago(f)
Unlimited General Obligation Refunding Bonds
Series 2009C
01/01/2022	0.000%	2,700,000	2,537,109
City of Chicago Wastewater Transmission
Refunding Revenue Bonds
2nd Lien
Series 2015C
01/01/2020	5.000%	1,000,000	1,014,710
01/01/2021	5.000%	1,000,000	1,049,780
Second Lien
01/01/2024	5.000%	2,200,000	2,512,246
Revenue Bonds
Second Lien
01/01/2021	3.000%	1,795,000	1,837,595
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Chicago Waterworks
Refunding Revenue Bonds
2nd Lien
Series 2016
11/01/2019	5.000%	3,000,000	3,026,340
11/01/2020	5.000%	5,000,000	5,220,400
11/01/2021	5.000%	2,115,000	2,277,834
Series 2016
11/01/2022	5.000%	3,220,000	3,569,595
Revenue Bonds
Second Lien
Series 2012
11/01/2021	4.000%	1,500,000	1,579,395
City of Chicago Waterworks(f)
Revenue Bonds
Capital Appreciation Senior Lien
Series 2000 Escrowed to Maturity (AMBAC)
11/01/2019	0.000%	5,550,000	5,533,295
City of Granite City(d)
Revenue Bonds
Waste Management, Inc. Project
Series 2019 AMT
05/01/2027	2.200%	5,000,000	5,029,600
City of Springfield Electric
Refunding Revenue Bonds
Senior Lien
Series 2015
03/01/2020	5.000%	2,000,000	2,041,820
County of Winnebago
Unlimited General Obligation Refunding Bonds
Public Safety Sales Tax
12/30/2024	5.000%	4,000,000	4,490,760
DeKalb County Community Unit School District No. 424 Genoa-Kingston(f)
Unlimited General Obligation Bonds
Capital Appreciation
Series 2001 (AMBAC)
01/01/2021	0.000%	1,500,000	1,464,660
Illinois Development Finance Authority(f)
Revenue Bonds
Zero Regency Park
Series 1991 Escrowed to Maturity
07/15/2023	0.000%	1,890,000	1,788,602
Illinois Finance Authority
Refunding Revenue Bonds
Advocate Health Care
Series 2014
08/01/2019	5.000%	600,000	600,054
Swedish Covenant Hospital
Series 2016
08/15/2019	5.000%	495,000	495,547
08/15/2020	5.000%	400,000	412,700
08/15/2021	5.000%	455,000	483,051

4	Columbia Short Term Municipal Bond Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Short Term Municipal Bond Fund, July 31, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Illinois Finance Authority(c)
Refunding Revenue Bonds
Presbyterian Home
Series 2016
0.7 x 1-month USD LIBOR + 1.350% 05/01/2036	3.032%	2,400,000	2,407,152
Kane Cook & DuPage Counties School District No. U-46 Elgin
Unlimited General Obligation Refunding Bonds
Series 2015C
01/01/2020	5.000%	1,500,000	1,523,190
Kendall Kane & Will Counties Community Unit School District No. 308(f)
Unlimited General Obligation Bonds
Capital Appreciation-School
Series 2018 AGM
02/01/2022	0.000%	1,950,000	1,871,337
Kendall Kane & Will Counties Community Unit School District No. 308
Unlimited General Obligation Refunding Bonds
Series 2011A
02/01/2023	5.500%	2,000,000	2,263,420
Regional Transportation Authority
Revenue Bonds
Series 2003A (NPFGC)
07/01/2022	5.500%	3,470,000	3,879,876
Series 2016A
06/01/2031	5.000%	1,785,000	2,103,462
Series 2018B
06/01/2033	5.000%	1,815,000	2,192,375
State of Illinois
Unlimited General Obligation Bonds
Series 2013CR (AGM)
04/01/2021	5.000%	7,180,000	7,634,135
Series 2016
01/01/2020	5.000%	2,500,000	2,532,150
Series 2017B
11/01/2019	5.000%	5,000,000	5,036,700
Series 2017D
11/01/2022	5.000%	2,365,000	2,552,261
Unlimited General Obligation Refunding Bonds
Series 2018-A
10/01/2021	5.000%	2,000,000	2,118,500
Unrefunded Revenue Bonds
Build Illinois
Series 2009B
06/15/2020	5.000%	1,415,000	1,418,990
University of Illinois
Refunding Revenue Bonds
Auxiliary Facilities System
Series 2013A
04/01/2026	5.000%	2,000,000	2,245,980
Total			142,176,506
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Indiana 2.5%
City of Whiting(d)
Refunding Revenue Bonds
BP Products North America
Series 2019 AMT
12/01/2044	5.000%	2,200,000	2,640,066
Elkhart County Corrections Complex Building Corp.
Refunding Revenue Bonds
1st Mortgage
Series 2015
12/01/2025	4.000%	2,505,000	2,836,712
Indiana Finance Authority(c)
Revenue Bonds
Indiana University Health
Series 2011M
Muni Swap Index Yield + 0.550% 03/01/2036	1.680%	5,365,000	5,366,449
Indiana Health & Educational Facilities Financing Authority
Revenue Bonds
Ascension Senior Credit
Series 2016
11/15/2031	1.750%	5,000,000	5,060,600
Indiana Housing & Community Development Authority(d)
Refunding Revenue Bonds
Series 2017A-2 (GNMA) AMT
01/01/2039	4.000%	1,465,000	1,535,525
Series 2017C-2 (GNMA) AMT
01/01/2037	4.000%	1,680,000	1,761,060
Vinton-Tecumseh School Building Corp.
Revenue Bonds
1st Mortgage
Series 2018A
07/15/2036	5.000%	1,520,000	1,807,994
Total			21,008,406
Iowa 0.3%
Iowa Student Loan Liquidity Corp.(d)
Revenue Bonds
Series 2015A AMT
12/01/2022	5.000%	2,000,000	2,206,700
Kentucky 2.0%
Kentucky Economic Development Finance Authority
Refunding Revenue Bonds
Owensboro Health System
Series 2017A
06/01/2021	5.000%	1,000,000	1,053,140
06/01/2022	5.000%	1,000,000	1,080,390

Columbia Short Term Municipal Bond Fund | Quarterly Report 2019	5

Portfolio of Investments   (continued)
Columbia Short Term Municipal Bond Fund, July 31, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Kentucky Public Energy Authority
Revenue Bonds
Gas Supply
06/01/2020	4.000%	650,000	663,351
12/01/2020	4.000%	1,070,000	1,105,053
06/01/2021	4.000%	1,065,000	1,111,764
12/01/2024	4.000%	3,000,000	3,335,040
Series 2018A
04/01/2048	4.000%	3,000,000	3,271,590
Kentucky State Property & Building Commission
Refunding Revenue Bonds
Project #112
Series 2016B
11/01/2021	5.000%	3,000,000	3,249,750
Louisville Regional Airport Authority(d)
Refunding Revenue Bonds
Series 2014-A AMT
07/01/2022	5.000%	1,625,000	1,784,982
Total			16,655,060
Maryland 0.1%
Maryland Community Development Administration
Refunding Revenue Bonds
Series 2019B
09/01/2034	3.000%	620,000	632,233
Massachusetts 2.5%
Lowell Regional Transit Authority(g)
Revenue Notes
RAN Series 2019
08/19/2020	2.000%	5,600,000	5,631,304
Massachusetts Development Finance Agency
Refunding Revenue Bonds
Beth Israel Lahey Health
Series 2019
07/01/2025	5.000%	1,250,000	1,498,625
07/01/2026	5.000%	1,250,000	1,527,425
Massachusetts Educational Financing Authority(d)
Refunding Revenue Bonds
Issue K
Series 2017A AMT
07/01/2020	4.000%	375,000	383,992
07/01/2021	4.000%	1,000,000	1,049,750
Series 2016J AMT
07/01/2020	4.000%	2,150,000	2,201,557
Series 2018B AMT
07/01/2021	5.000%	1,150,000	1,228,867
Revenue Bonds
Series 2015A AMT
01/01/2022	5.000%	3,500,000	3,801,980
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Senior Revenue Bonds
Series 2019B AMT
07/01/2023	5.000%	500,000	566,710
Massachusetts Housing Finance Agency(d)
Refunding Revenue Bonds
Single Family
Series 2017-188 AMT
12/01/2020	1.700%	885,000	888,797
06/01/2021	1.800%	685,000	688,117
Massachusetts Housing Finance Agency
Revenue Bonds
Construction Loan Notes
Series 2017B
12/01/2021	2.050%	2,000,000	2,004,020
Total			21,471,144
Michigan 0.5%
Michigan Finance Authority(d)
Refunding Revenue Bonds
Student Loan
Series 2014 25-A AMT
11/01/2019	5.000%	1,250,000	1,260,463
Wayne County Airport Authority(d)
Refunding Revenue Bonds
Junior Lien
Series 2017B AMT
12/01/2019	5.000%	500,000	505,970
12/01/2021	5.000%	1,000,000	1,080,490
12/01/2022	5.000%	1,100,000	1,223,508
Total			4,070,431
Minnesota 2.4%
City of Maple Grove
Refunding Revenue Bonds
Maple Grove Hospital Corp.
Series 2017
05/01/2020	4.000%	785,000	799,868
05/01/2021	4.000%	500,000	522,120
05/01/2022	4.000%	500,000	533,795
City of Minneapolis
Revenue Bonds
Housing - 1500 Nicollet Apartments Project
Series 2017
05/01/2021	3.000%	1,450,000	1,449,797
City of Wayzata(g)
Refunding Revenue Bonds
Folkstone Senior Living Co.
Series 2019
08/01/2022	3.000%	100,000	102,337
08/01/2023	3.000%	200,000	205,318
08/01/2024	3.000%	100,000	102,715
08/01/2025	3.000%	200,000	204,864
08/01/2026	3.000%	250,000	255,073

6	Columbia Short Term Municipal Bond Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Short Term Municipal Bond Fund, July 31, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Duluth Independent School District No. 709
Refunding Certificate of Participation
School District Credit Enhancement Project
Series 2019B
02/01/2022	5.000%	965,000	1,047,343
Hastings Independent School District No. 200(f)
Unlimited General Obligation Bonds
Student Credit Enhancement Program School Building
Series 2018A
02/01/2023	0.000%	800,000	761,864
Housing & Redevelopment Authority of The City of St. Paul
Refunding Revenue Bonds
Fairview Health Services
Series 2017
11/15/2022	5.000%	600,000	669,984
Revenue Bonds
Millberry Apartments Project
Series 2018B
03/01/2021	3.750%	3,915,000	3,916,409
Union Flats Apartments Project
Series 2017B
02/01/2022	2.750%	2,125,000	2,125,000
Minnesota Housing Finance Agency
Refunding Revenue Bonds
Non-Ace Residential Housing
Series 2016S (GNMA)
07/01/2046	3.500%	5,245,000	5,520,467
Minnesota Housing Finance Agency(d)
Refunding Revenue Bonds
Residential Housing
Series 2017D (FNMA) AMT
01/01/2020	2.000%	910,000	910,437
Series 2017D (GNMA) AMT
01/01/2021	2.200%	1,430,000	1,436,278
Total			20,563,669
Mississippi 0.3%
Mississippi Development Bank
Refunding Revenue Bonds
Jackson Public School District Project
Series 2015A
04/01/2020	5.000%	1,000,000	1,024,900
State of Mississippi
Revenue Bonds
Series 2019A
10/15/2022	5.000%	750,000	837,600
10/15/2023	5.000%	750,000	861,593
Total			2,724,093
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Missouri 0.7%
Cape Girardeau County Industrial Development Authority
Refunding Revenue Bonds
SoutheastHEALTH
Series 2017
03/01/2020	5.000%	325,000	331,052
03/01/2021	5.000%	400,000	419,180
City of Springfield(d)
Refunding Revenue Bonds
Series 2017-B AMT
07/01/2020	5.000%	2,810,000	2,898,908
Joplin Industrial Development Authority
Refunding Revenue Bonds
Freeman Health System
Series 2015
02/15/2035	5.000%	1,820,000	2,031,684
Total			5,680,824
Nebraska 0.2%
Nebraska Investment Finance Authority
Revenue Bonds
Series 2018C
09/01/2023	2.250%	1,920,000	1,976,582
Nevada 2.0%
County of Clark Department of Aviation(d)
Refunding Revenue Bonds
Airport System Junior Subordinated Lien
Series 2017C AMT
07/01/2021	5.000%	5,000,000	5,348,550
Las Vegas McCarran International Airport
Series 2017 AMT
07/01/2021	5.000%	2,500,000	2,675,750
07/01/2022	5.000%	2,240,000	2,470,653
Subordinated Series 2017A-1 AMT
07/01/2022	5.000%	3,000,000	3,308,910
Nevada Housing Division
Revenue Bonds
Desert Properties Apartments Project
06/01/2020	2.150%	2,960,000	2,978,737
Total			16,782,600
New Hampshire 0.7%
New Hampshire Business Finance Authority(d)
Refunding Revenue Bonds
Waste Management
Series 2019 AMT
07/01/2027	2.150%	1,000,000	1,017,860

Columbia Short Term Municipal Bond Fund | Quarterly Report 2019	7

Portfolio of Investments   (continued)
Columbia Short Term Municipal Bond Fund, July 31, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New Hampshire Business Finance Authority(c),(d)
Refunding Revenue Bonds
Waste Management, Inc. Project
Series 2018 AMT
Muni Swap Index Yield + 0.750% 10/01/2033	2.150%	5,000,000	4,989,500
Total			6,007,360
New Jersey 5.3%
City of Atlantic City
Unlimited General Obligation Bonds
Tax Appeal
Series 2017B (AGM)
03/01/2020	5.000%	400,000	407,916
03/01/2021	5.000%	650,000	684,560
03/01/2022	5.000%	500,000	543,240
Garden State Preservation Trust(f)
Revenue Bonds
Capital Appreciation
Series 2003B (AGM)
11/01/2022	0.000%	5,000,000	4,774,300
New Jersey Economic Development Authority
Refunding Revenue Bonds
School Facilities Construction
Series 2013
03/01/2023	5.000%	2,520,000	2,812,018
Series 2017B
11/01/2022	5.000%	2,285,000	2,533,859
Revenue Bonds
Series 2017DDD
06/15/2020	5.000%	500,000	515,095
New Jersey Health Care Facilities Financing Authority
Refunding Revenue Bonds
Hospital Asset Transformation Program
Series 2017
10/01/2031	5.000%	2,000,000	2,340,140
Princeton HealthCare System
Series 2016
07/01/2020	5.000%	650,000	672,555
New Jersey Higher Education Student Assistance Authority(d)
Refunding Revenue Bonds
Series 2018B AMT
12/01/2020	5.000%	1,500,000	1,568,820
Revenue Bonds
Series 2013-1A AMT
12/01/2019	5.000%	3,500,000	3,540,495
Series 2015-1A AMT
12/01/2019	5.000%	2,500,000	2,528,925
Series 2016-1A AMT
12/01/2020	5.000%	1,250,000	1,307,350
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2017-1A AMT
12/01/2023	5.000%	2,100,000	2,388,120
New Jersey Higher Education Student Assistance Authority
Refunding Revenue Bonds
Series 2019A
12/01/2029	2.375%	1,000,000	1,008,010
New Jersey Housing & Mortgage Finance Agency
Refunding Revenue Bonds
Series 2017B
05/01/2021	2.000%	7,675,000	7,757,353
New Jersey Transportation Trust Fund Authority
Refunding Revenue Bonds
Federal Highway Reimbursement
Series 2018
06/15/2022	5.000%	3,000,000	3,288,330
Revenue Bonds
Transportation System
Series 1999A
06/15/2020	5.750%	2,570,000	2,664,165
Series 2006A (AGM)
12/15/2020	5.250%	2,360,000	2,484,089
Tobacco Settlement Financing Corp.
Refunding Revenue Bonds
Series 2018A
06/01/2022	5.000%	1,000,000	1,088,470
Total			44,907,810
New York 14.1%
Avoca Central School District
Unlimited General Obligation Notes
BAN Series 2019
06/26/2020	2.000%	5,000,000	5,027,250
Board of Cooperative Educational Services for the Sole Supervisory District
Revenue Notes
RAN Series 2019
06/18/2020	2.250%	7,000,000	7,053,060
St. Lawrence and Lewis Counties
RAN Series 2019
06/19/2020	2.250%	5,500,000	5,541,855
Center Moriches Union Free School District
Unlimited General Obligation Notes
BAN Series 2018
08/07/2019	2.750%	5,000,000	5,000,947
City of Poughkeepsie
Limited General Obligation Notes
BAN Series 2019A
05/02/2020	3.000%	1,410,000	1,420,039
County of Clinton
Limited General Obligation Notes
BAN Series 2018B
08/02/2019	2.750%	6,873,412	6,873,759

8	Columbia Short Term Municipal Bond Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Short Term Municipal Bond Fund, July 31, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Gilboa-Conesville Central School District
Unlimited General Obligation Notes
BAN Series 2019
06/26/2020	2.000%	2,973,500	2,984,353
Housing Development Corp.
Revenue Bonds
Series 2017C-2
07/01/2021	1.700%	3,000,000	3,004,620
Sustainable Neighborhood
Series 2017G
11/01/2057	2.000%	3,000,000	3,022,110
Jasper-Troupsberg Central School District
Unlimited General Obligation Notes
BAN Series 2019
06/26/2020	2.000%	2,750,000	2,760,038
Metropolitan Transportation Authority
Revenue Bonds
BAN Series 2018B-1J
05/15/2020	5.000%	5,250,000	5,403,562
Subordinated BAN Series 2018B-2
05/15/2021	5.000%	5,000,000	5,326,000
New York Transportation Development Corp.(d)
Refunding Revenue Bonds
Terminal One Group Association
Series 2015 AMT
01/01/2021	5.000%	5,500,000	5,767,465
Revenue Bonds
Delta Air Lines, Inc., LaGuardia
Series 2018 AMT
01/01/2022	5.000%	3,290,000	3,547,739
01/01/2034	5.000%	2,500,000	2,961,950
North Syracuse Central School District
Unlimited General Obligation Notes
BAN Series 2018
08/09/2019	2.750%	7,931,602	7,933,498
Owego Apalachin Central School District
Unlimited General Obligation Notes
RAN Series 2019A
06/26/2020	2.000%	2,500,000	2,505,575
Port Authority of New York & New Jersey(d)
Revenue Bonds
Series 2011-106 AMT
10/15/2021	5.000%	2,250,000	2,435,220
Rome City School District
Unlimited General Obligation Notes
BAN Series 2019
07/30/2020	2.000%	3,610,958	3,629,843
State of New York Mortgage Agency(d)
Refunding Revenue Bonds
Series 2014-189 AMT
04/01/2021	2.450%	1,000,000	1,011,170
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2017-206 AMT
10/01/2019	1.450%	1,470,000	1,470,074
04/01/2020	1.500%	1,340,000	1,338,499
10/01/2020	1.600%	1,490,000	1,488,763
04/01/2021	1.700%	1,730,000	1,729,273
10/01/2021	1.800%	1,165,000	1,168,425
04/01/2022	1.950%	1,300,000	1,307,124
Revenue Bonds
55th Series 2017 AMT
10/01/2019	1.650%	845,000	845,169
04/01/2020	1.750%	960,000	961,133
10/01/2020	1.800%	1,725,000	1,727,933
04/01/2021	1.950%	1,815,000	1,823,131
10/01/2021	2.050%	505,000	508,944
Tioga Central School District
Unlimited General Obligation Notes
BAN Series 2018
08/16/2019	2.750%	4,000,000	4,001,563
Town of East Fishkill
Limited General Obligation Notes
BAN Series 2019A
07/23/2020	2.000%	4,250,000	4,271,378
TSASC, Inc.
Refunding Revenue Bonds
Series 2017A
06/01/2020	5.000%	1,000,000	1,026,990
Village of Springville
Limited General Obligation Notes
BAN Series 2019
07/02/2020	2.000%	4,626,000	4,651,674
West Islip Fire District
Limited General Obligation Notes
BAN Series 2019
07/10/2020	2.000%	4,205,000	4,226,151
Westchester County Healthcare Corp.
Revenue Bonds
Senior Lien
Series 2010B
11/01/2019	5.000%	3,135,000	3,161,553
Total			118,917,830
North Carolina 0.6%
North Carolina Housing Finance Agency(d)
Refunding Revenue Bonds
Series 2016-37A AMT
07/01/2039	3.500%	1,610,000	1,678,763
North Carolina Turnpike Authority
Refunding Revenue Bonds
Senior Lien
01/01/2025	5.000%	1,500,000	1,754,175
01/01/2025	5.000%	1,110,000	1,298,090
Total			4,731,028

Columbia Short Term Municipal Bond Fund | Quarterly Report 2019	9

Portfolio of Investments   (continued)
Columbia Short Term Municipal Bond Fund, July 31, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
North Dakota 0.3%
North Dakota Housing Finance Agency
Refunding Revenue Bonds
Housing and Home Mortgage Finance Program
Series 2017
01/01/2020	1.750%	900,000	901,620
07/01/2020	1.850%	730,000	733,168
01/01/2021	1.950%	645,000	649,735
Total			2,284,523
Ohio 0.3%
Ohio Housing Finance Agency
Refunding Revenue Bonds
Housing and Urban Development Corp., Ltd.
Series 2018A
04/01/2021	3.000%	2,110,000	2,164,058
Revenue Bonds
Series 2010-1 (GNMA / FNMA)
11/01/2028	5.000%	175,000	176,519
Total			2,340,577
Oklahoma 0.3%
Cleveland County Educational Facilities Authority
Revenue Bonds
Moore Public Schools Project
Series 2016
06/01/2020	5.000%	500,000	515,730
Norman Regional Hospital Authority
Refunding Revenue Bonds
Series 2016
09/01/2019	4.000%	1,005,000	1,006,903
Oklahoma County Finance Authority
Revenue Bonds
Midwest City Public Schools
Series 2018
10/01/2022	5.000%	1,000,000	1,113,120
Total			2,635,753
Oregon 0.1%
County of Gilliam(d)
Revenue Bonds
Waste Management
Series 2019A AMT
08/01/2025	2.400%	1,000,000	1,020,580
Pennsylvania 4.2%
City of Philadelphia Airport(d)
Refunding Revenue Bonds
Series 2011A AMT
06/15/2023	5.000%	1,540,000	1,643,195
Series 2017B AMT
07/01/2022	5.000%	500,000	551,635
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Commonwealth Financing Authority
Revenue Bonds
Tobacco Master Settlement Payment
Series 2018
06/01/2020	5.000%	1,000,000	1,031,040
Pennsylvania Economic Development Financing Authority(d)
Revenue Bonds
PA Bridges Finco LP
Series 2015 AMT
12/31/2021	5.000%	1,170,000	1,253,316
06/30/2022	5.000%	5,000,000	5,426,200
Waste Management, Inc. Project
Series 2017A AMT
08/01/2037	1.700%	2,000,000	2,003,660
Pennsylvania Housing Finance Agency
Refunding Revenue Bonds
Series 2016-119
10/01/2041	3.500%	3,630,000	3,774,220
Revenue Bonds
Series 2019-129
10/01/2034	2.950%	1,500,000	1,529,385
Pennsylvania Housing Finance Agency(d)
Refunding Revenue Bonds
Series 2017-124A AMT
10/01/2019	1.350%	835,000	834,549
04/01/2020	1.450%	1,000,000	998,550
10/01/2020	1.550%	1,000,000	998,600
04/01/2021	1.650%	1,000,000	999,580
10/01/2021	1.750%	725,000	726,059
Pennsylvania Turnpike Commission(c)
Refunding Revenue Bonds
Series 2018A-1
Muni Swap Index Yield + 0.600% 12/01/2023	2.000%	5,000,000	5,020,250
Pennsylvania Turnpike Commission
Refunding Revenue Bonds
Subordinated Series 2017B-2
06/01/2031	5.000%	1,000,000	1,191,280
Subordinated Series 2017B-2 (AGM)
ASSURED GUARANTY MUNICIPAL CORP
06/01/2035	5.000%	2,275,000	2,709,184
Quakertown General Authority
Refunding Revenue Bonds
USDA Loan Anticipation Notes
Series 2017
07/01/2021	3.125%	2,500,000	2,491,900
Redevelopment Authority of the City of Philadelphia(d)
Refunding Revenue Bonds
Series 2015B AMT
04/15/2020	5.000%	1,425,000	1,459,000

10	Columbia Short Term Municipal Bond Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Short Term Municipal Bond Fund, July 31, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
School District of Philadelphia (The)
Limited General Obligation Bonds
Series 2018A
09/01/2022	5.000%	560,000	619,595
09/01/2023	5.000%	450,000	511,677
Total			35,772,875
Rhode Island 0.7%
Rhode Island Health & Educational Building Corp.
Refunding Revenue Bonds
Hospital Financing - Lifespan Obligation
Series 2016G
05/15/2022	5.000%	1,250,000	1,362,462
Rhode Island Student Loan Authority(d)
Refunding Revenue Bonds
Series 2018A AMT
12/01/2022	5.000%	1,300,000	1,439,698
Revenue Bonds
Senior Program
Series 2019A AMT
12/01/2023	5.000%	650,000	738,303
12/01/2024	5.000%	875,000	1,015,079
12/01/2035	2.875%	1,500,000	1,531,020
Total			6,086,562
South Carolina 1.3%
South Carolina Jobs-Economic Development Authority(e)
Revenue Bonds
Royal Live Oaks Academy Project
Series 2018
08/01/2020	3.000%	2,700,000	2,710,611
South Carolina Ports Authority(d)
Revenue Bonds
Series 2018 AMT
07/01/2020	5.000%	500,000	516,745
07/01/2024	5.000%	850,000	991,865
South Carolina State Housing Finance & Development Authority(d)
Refunding Revenue Bonds
Series 2016B-2 AMT
07/01/2043	4.000%	3,435,000	3,649,000
South Carolina Transportation Infrastructure Bank
Refunding Revenue Bonds
Series 2012
10/01/2027	5.000%	3,000,000	3,250,800
Total			11,119,021
Tennessee 0.8%
Memphis Health Educational & Housing Facility Board
Revenue Bonds
Forum Flats Apartments Project
Series 2017
12/01/2020	1.800%	1,350,000	1,351,444
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board
Revenue Bonds
East Webster Street Apartments
Series 2018
04/01/2021	2.050%	1,250,000	1,257,700
Tennessee Energy Acquisition Corp.
Revenue Bonds
Series 2006C
02/01/2020	5.000%	4,300,000	4,369,961
Total			6,979,105
Texas 4.0%
City of Houston
Limited General Obligation Refunding & Public Improvement Bonds
Series 2013A
03/01/2023	5.000%	4,845,000	5,489,579
City of Houston Airport System(d)
Refunding Revenue Bonds
Subordinated Series 2018 Class C AMT
07/01/2027	5.000%	1,890,000	2,328,026
Houston Independent School District Public Facility Corp.(f)
Revenue Bonds
Capital Appreciation-Cesar E. Chavez
Series 1998A (AMBAC)
09/15/2020	0.000%	2,685,000	2,646,014
Lewisville Independent School District(f)
Unlimited General Obligation Refunding Bonds
Series 2014B
08/15/2022	0.000%	3,175,000	3,034,729
Matagorda County Navigation District No. 1(d)
Refunding Revenue Bonds
Central Power and Light Co.
Series 2017 AMT
05/01/2030	1.750%	3,000,000	2,993,610
State of Texas(d)
Unlimited General Obligation Bonds
Series 2014 AMT
08/01/2023	6.000%	3,475,000	4,106,164
Unlimited General Obligation Refunding Bonds
College Student Loan
Series 2018 AMT
08/01/2020	4.000%	3,000,000	3,082,710
Texas Department of Housing & Community Affairs
Revenue Bonds
EMLI Liberty Crossing Housing
Series 2017
12/01/2020	1.800%	3,600,000	3,604,104

Columbia Short Term Municipal Bond Fund | Quarterly Report 2019	11

Portfolio of Investments   (continued)
Columbia Short Term Municipal Bond Fund, July 31, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Travis County Housing Finance Corp.
Revenue Bonds
McKinney Falls Apartments
Series 2018
04/01/2021	2.000%	2,500,000	2,511,925
University of Texas System (The)
Revenue Bonds
Series 2017J
08/15/2021	5.000%	3,895,000	4,201,653
Total			33,998,514
Utah 0.8%
County of Utah
Revenue Bonds
IHC Health Services, Inc.
Series 2018B
05/15/2056	5.000%	3,750,000	4,120,050
Salt Lake City Corp. Airport(d)
Revenue Bonds
Series 2017A AMT
07/01/2032	5.000%	2,105,000	2,528,316
Total			6,648,366
Vermont 1.2%
Vermont Economic Development Authority
Revenue Bonds
Bennington College Real Estate Project
RAN Series 2017
07/01/2020	2.000%	10,000,000	9,986,700
Virgin Islands, U.S. 0.1%
Virgin Islands Public Finance Authority(e),(h)
Revenue Bonds
Series 2015
09/01/2020	5.000%	750,000	771,795
Virginia 1.0%
Wise County Industrial Development Authority
Revenue Bonds
Series 2015A
10/01/2040	2.150%	3,375,000	3,405,307
Virginia Electric & Power Co.
Series 2015A
11/01/2040	1.875%	5,000,000	5,023,250
Total			8,428,557
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Washington 1.4%
Port of Seattle(d),(g)
Revenue Bonds
Intermediate Lien
Series 2019 AMT
04/01/2021	5.000%	1,000,000	1,061,040
04/01/2022	5.000%	2,000,000	2,190,020
04/01/2023	5.000%	2,000,000	2,257,240
Port of Seattle(d)
Revenue Bonds
Series 2018B AMT
05/01/2023	5.000%	2,000,000	2,263,800
State of Washington
Unlimited General Obligation Bonds
Various Purpose
Series 2013D
02/01/2027	3.000%	1,925,000	2,017,689
Washington State Housing Finance Commission(d)
Refunding Revenue Bonds
Single Family Program
Series 2015 AMT
12/01/2022	2.600%	1,030,000	1,060,262
Series 2017 AMT
06/01/2039	4.000%	980,000	1,038,937
Washington State Housing Finance Commission
Revenue Bonds
Series 2010A (GNMA / FNMA / FHLMC)
10/01/2028	4.700%	110,000	110,829
Total			11,999,817
Wisconsin 1.4%
Public Finance Authority
Loan Anticipation Notes
Lake Ocone Academy
Series 2017
10/01/2019	2.300%	3,585,000	3,585,144
Wisconsin Health & Educational Facilities Authority
Revenue Bonds
Tomah Memorial Hospital, Inc.
BAN Series 2017A
11/01/2020	2.650%	2,200,000	2,204,026
Wisconsin Housing & Economic Development Authority(d)
Refunding Revenue Bonds
Series 2015A AMT
03/01/2020	2.150%	1,795,000	1,800,672
Series 2017B (FHA) AMT
09/01/2019	1.500%	400,000	399,943
03/01/2020	1.600%	350,000	350,322
03/01/2021	1.850%	525,000	527,000
09/01/2022	2.150%	870,000	881,049

12	Columbia Short Term Municipal Bond Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Short Term Municipal Bond Fund, July 31, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Series 2018A AMT
03/01/2021	2.250%	390,000	393,666
03/01/2022	2.500%	1,265,000	1,289,250
09/01/2022	2.600%	710,000	726,628
Total			12,157,700
Total Municipal Bonds (Cost $753,319,848)			761,774,250

Municipal Short Term 9.5%
Issue Description	Effective Yield	Principal Amount ($)	Value ($)
California 0.4%
California Pollution Control Financing Authority(d),(e),(g)
Refunding Revenue Bonds
Republic Services, Inc.
Series 2010A AMT
08/01/2023	1.550%	2,000,000	2,000,000
California Pollution Control Financing Authority(d),(e)
Revenue Bonds
Republic Services, Inc. Project
Series 2018 AMT
11/01/2042	1.500%	1,750,000	1,750,350
Total			3,750,350
Florida 0.8%
Florida Development Finance Corp.(d)
Revenue Notes
Virgin Trains USA Pass
Series 2019 AMT
01/01/2049	1.900%	6,685,000	6,690,749
Illinois 0.2%
Chicago Board of Education
Unlimited General Obligation Refunding Bonds
Series 2018C
12/01/2019	2.320%	1,700,000	1,715,062
Massachusetts 1.7%
Brockton Area Transit Authority
Revenue Notes
Transit Authority
RAN Series 2019
07/30/2020	1.490%	6,300,000	6,331,626
Cape Cod Regional Transit Authority
Revenue Notes
RAN Series 2019
07/24/2020	1.530%	7,600,000	7,634,656
Total			13,966,282
Municipal Short Term (continued)
Issue Description	Effective Yield	Principal Amount ($)	Value ($)
Michigan 0.6%
Waterford School District
Limited General Obligation Notes
Series 2018
09/25/2019	1.650%	4,640,000	4,649,244
New Jersey 0.9%
City of Newark
Unlimited General Obligation Notes
Series 2018
10/09/2019	1.760%	4,700,000	4,715,134
Tax Appeal
12/20/2019	1.610%	3,000,000	3,021,570
Total			7,736,704
New York 3.5%
Board of Cooperative Educational Services of Second Supervisory District
Revenue Notes
RAN Series 2019
06/30/2020	1.460%	6,900,000	6,933,672
Brookfield Central School District
Unlimited General Obligation Notes
BAN Series 2019
06/26/2020	1.540%	2,648,748	2,659,608
Caledonia-Mumford Central School District
Unlimited General Obligation Notes
Series 2019
06/26/2020	1.490%	2,830,000	2,842,876
Town of Elma
Limited General Obligation Notes
BAN Series 2019
08/06/2020	0.000%	1,897,000	1,904,645
Town of York
Limited General Obligation Notes
BAN Series 2018
08/29/2019	1.940%	2,836,620	2,838,359
Utica School District
Unlimited General Obligation Notes
BAN Series 2019
07/17/2020	1.460%	7,975,000	8,015,912
Village of Lowville
Limited General Obligation Notes
BAN Series 2018
09/25/2019	2.160%	4,702,000	4,705,842
Total			29,900,914

Columbia Short Term Municipal Bond Fund | Quarterly Report 2019	13

Portfolio of Investments   (continued)
Columbia Short Term Municipal Bond Fund, July 31, 2019 (Unaudited)
Municipal Short Term (continued)
Issue Description	Effective Yield	Principal Amount ($)	Value ($)
Pennsylvania 0.2%
Pennsylvania Economic Development Financing Authority(d)
Revenue Bonds
Republic Services
Series 2019 AMT
04/01/2034	1.500%	1,750,000	1,750,350
Texas 0.6%
Mission Economic Development Corp.(d),(g)
Refunding Revenue Bonds
Republic Services, Inc. Project
Series 2019 AMT
01/01/2026	1.550%	2,000,000	2,000,000
Port of Port Arthur Navigation District(d),(e)
Revenue Bonds
Emerald Renewable Diesel
Series 2019 AMT
06/01/2049	1.900%	3,000,000	3,000,960
Total			5,000,960
Wisconsin 0.6%
Public Finance Authority(d),(g)
Revenue Bonds
Waste Management, Inc.
Series 2019 AMT
10/01/2025	1.530%	5,000,000	5,000,000
Total Municipal Short Term (Cost $80,087,632)			80,160,615
Money Market Funds 0.0%
	Shares	Value ($)
Dreyfus AMT-Free Tax Exempt Cash Management Fund, Institutional Shares, 1.310%(i)	87,128	87,128
JPMorgan Institutional Tax Free Money Market Fund, Institutional Class, 1.264%(i)	228,981	228,981
Total Money Market Funds (Cost $316,101)		316,109
Total Investments in Securities (Cost $864,813,581)		873,340,974
Other Assets & Liabilities, Net		(27,389,025)
Net Assets		$845,951,949

Notes to Portfolio of Investments
(a)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(b)	Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of July 31, 2019.
(c)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At July 31, 2019, the total value of these securities amounted to $20,438,580, which represents 2.42% of total net assets.
(d)	Variable rate security. The interest rate shown was the current rate as of July 31, 2019.
(e)	Income from this security may be subject to alternative minimum tax.
(f)	Zero coupon bond.
(g)	Represents a security purchased on a when-issued basis.
(h)	Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At July 31, 2019, the total value of these securities amounted to $771,795, which represents 0.09% of total net assets.
(i)	The rate shown is the seven-day current annualized yield at July 31, 2019.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
14	Columbia Short Term Municipal Bond Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Short Term Municipal Bond Fund, July 31, 2019 (Unaudited)
Abbreviation Legend  (continued)
FHA	Federal Housing Authority
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
NPFGC	National Public Finance Guarantee Corporation
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Short Term Municipal Bond Fund | Quarterly Report 2019	15

Portfolio of Investments
Columbia South Carolina Intermediate Municipal Bond Fund, July 31, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Floating Rate Notes 0.5%
Issue Description	Effective Yield	Principal Amount ($)	Value ($)
Variable Rate Demand Notes 0.5%
South Carolina Educational Facilities Authority(a),(b)
Revenue Bonds
Furman University (Wells Fargo Bank)
10/01/2039	1.500%	550,000	550,000
Total Floating Rate Notes (Cost $550,000)			550,000

Municipal Bonds 97.1%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Airport 1.7%
Charleston County Airport District
Revenue Bonds
Series 2019
07/01/2035	5.000%	500,000	626,395
County of Horry Airport
Revenue Bonds
Series 2010A
07/01/2020	5.000%	1,150,000	1,186,708
Total			1,813,103
Charter Schools 1.5%
South Carolina Jobs-Economic Development Authority(c)
Revenue Bonds
Series 2015A
08/15/2035	5.125%	1,000,000	1,060,960
South Carolina Jobs-Economic Development Authority
Revenue Bonds
York Preparatory Academy Project
Series 2014A
11/01/2033	7.000%	500,000	555,825
Total			1,616,785
Higher Education 9.3%
Clemson University
Revenue Bonds
Athletic Facility
Series 2014A
05/01/2028	5.000%	1,170,000	1,390,171
Coastal Carolina University
Revenue Bonds
Series 2015
06/01/2024	5.000%	1,500,000	1,749,480
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
South Carolina Jobs-Economic Development Authority
Refunding Revenue Bonds
Furman University
Series 2015
10/01/2032	5.000%	1,895,000	2,236,725
Revenue Bonds
Wofford College Project
Series 2019
04/01/2037	5.000%	885,000	1,067,301
University of South Carolina
Refunding Revenue Bonds
Series 2017B
05/01/2034	5.000%	1,500,000	1,813,695
Revenue Bonds
Moore School of Business Project
Series 2012
05/01/2026	5.000%	1,500,000	1,651,005
Total			9,908,377
Hospital 11.5%
County of Florence
Refunding Revenue Bonds
McLeod Regional Medical Center Project
Series 2014
11/01/2031	5.000%	1,500,000	1,720,515
County of Greenwood
Refunding Revenue Bonds
Self Regional Healthcare
Series 2012B
10/01/2027	5.000%	1,750,000	1,903,667
10/01/2031	5.000%	2,000,000	2,169,060
Lexington County Health Services District, Inc.
Refunding Revenue Bonds
Lexington Medical Center Obligated Group
Series 2017
11/01/2032	4.000%	1,050,000	1,167,485
Revenue Bonds
Lexington Medical Center
Series 2016
11/01/2034	5.000%	1,500,000	1,751,610
South Carolina Jobs-Economic Development Authority
Refunding Revenue Bonds
Prisma Health Obligated Group
05/01/2036	5.000%	2,000,000	2,393,660
Revenue Bonds
McLeod Health Obligation Group
Series 2018
11/01/2033	5.000%	1,000,000	1,208,680
Total			12,314,677
Columbia South Carolina Intermediate Municipal Bond Fund | Quarterly Report 2019	1

Portfolio of Investments   (continued)
Columbia South Carolina Intermediate Municipal Bond Fund, July 31, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Joint Power Authority 3.6%
South Carolina Public Service Authority
Refunding Revenue Bonds
Series 2014B
12/01/2032	5.000%	1,250,000	1,417,262
Series 2016A
12/01/2028	5.000%	2,000,000	2,408,800
Total			3,826,062
Local Appropriation 27.4%
Aiken County Consolidated School District
Special Obligation Revenue Bonds
Series 2019
06/01/2033	4.000%	325,000	377,842
Berkeley County School District
Refunding Revenue Bonds
Securing Assets for Education
Series 2015A
12/01/2027	5.000%	1,500,000	1,718,625
Charleston Educational Excellence Finance Corp.
Refunding Revenue Bonds
Charleston County School
Series 2013
12/01/2025	5.000%	2,000,000	2,311,640
Charleston Public Facilities Corp.
Revenue Bonds
Series 2015A
09/01/2029	5.000%	1,000,000	1,200,850
City of Florence Accommodations Fee
Revenue Bonds
Series 2015
05/01/2030	4.000%	1,000,000	1,100,620
05/01/2035	5.000%	1,000,000	1,159,960
City of North Charleston
Revenue Bonds
Series 2012
06/01/2029	5.000%	2,280,000	2,490,946
County of Florence
Revenue Bonds
Series 2015
10/01/2028	5.000%	1,000,000	1,137,930
Dorchester County School District No. 2
Refunding Revenue Bonds
Growth Installment Purchase
Series 2013
12/01/2027	5.000%	1,000,000	1,148,020
Fort Mill School Facilities Corp.
Refunding Revenue Bonds
Fort Mills School District #4
Series 2015
12/01/2028	5.000%	1,000,000	1,186,370
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Kershaw County School District
Refunding Revenue Bonds
Series 2015
12/01/2025	5.000%	1,000,000	1,204,660
Lexington One School Facilities Corp.
Refunding Revenue Bonds
Lexington County School District
Series 2015
12/01/2026	5.000%	835,000	958,597
Lexington School District No. 2 Educational Facilities Corp.
Refunding Revenue Bonds
Series 2015B
12/01/2026	5.000%	1,815,000	2,134,258
Newberry Investing in Children’s Education
Refunding Revenue Bonds
Newberry County School District
Series 2014
12/01/2029	5.000%	1,500,000	1,748,595
SCAGO Educational Facilities Corp. for Calhoun School District
Refunding Revenue Bonds
Series 2015 (BAM)
12/01/2026	5.000%	520,000	628,555
SCAGO Educational Facilities Corp. for Cherokee School District No. 1
Refunding Revenue Bonds
Series 2015
12/01/2028	5.000%	1,830,000	2,164,341
SCAGO Educational Facilities Corp. for Colleton School District
Refunding Revenue Bonds
Series 2015
12/01/2027	5.000%	1,295,000	1,524,707
SCAGO Educational Facilities Corp. for Pickens School District
Refunding Revenue Bonds
Series 2015
12/01/2029	5.000%	1,500,000	1,759,860
12/01/2030	5.000%	1,275,000	1,490,462
Sumter Two School Facilities, Inc.
Refunding Revenue Bonds
Sumter County School District No. 2
Series 2016 (BAM)
12/01/2027	5.000%	1,500,000	1,766,010
Total			29,212,848
Local General Obligation 5.7%
Anderson County School District No. 5
Unlimited General Obligation Bonds
South Carolina School District Credit Enhancement Program
Series 2017
03/01/2030	4.000%	1,000,000	1,157,180
Beaufort County School District
Unlimited General Obligation Bonds
Series 2014B
03/01/2023	5.000%	1,190,000	1,351,911

2	Columbia South Carolina Intermediate Municipal Bond Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia South Carolina Intermediate Municipal Bond Fund, July 31, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Lexington County School District No. 1
Unlimited General Obligation Refunding Bonds
Series 2019A (School District Credit Enhancement Program)
02/01/2031	5.000%	1,000,000	1,270,790
South Carolina Jobs-Economic Development Authority
Refunding Revenue Bonds
Series 2015
04/01/2034	5.000%	940,000	1,088,633
Spartanburg County School District No. 7
Unlimited General Obligation Bonds
Series 2018-B
03/01/2036	5.000%	1,000,000	1,248,030
Total			6,116,544
Municipal Power 2.8%
City of Rock Hill Combined Utility System
Refunding Revenue Bonds
Series 2012A (AGM)
01/01/2023	5.000%	1,560,000	1,693,817
Series 2019A
01/01/2032	5.000%	1,000,000	1,255,270
Total			2,949,087
Refunded / Escrowed 5.1%
Anderson Regional Joint Water System
Prerefunded 07/15/22 Revenue Bonds
Series 2012
07/15/2028	5.000%	2,000,000	2,227,240
City of Columbia Waterworks & Sewer System
Prerefunded 02/01/21 Revenue Bonds
Series 2011A
02/01/2027	5.000%	1,000,000	1,058,220
Renewable Water Resources
Prerefunded 01/01/22 Refunding Revenue Bonds
Series 2012
01/01/2024	5.000%	555,000	606,693
South Carolina Jobs-Economic Development Authority
Prerefunded 11/01/22 Revenue Bonds
Bon Secours Health System, Inc.
Series 2013
11/01/2024	5.000%	450,000	505,210
South Carolina Ports Authority
Prerefunded 07/01/20 Revenue Bonds
Series 2010
07/01/2023	5.250%	1,000,000	1,037,440
Total			5,434,803
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Resource Recovery 3.1%
Three Rivers Solid Waste Authority(d)
Revenue Bonds
Capital Appreciation-Landfill Gas Project
Series 2007
10/01/2024	0.000%	1,835,000	1,656,510
10/01/2025	0.000%	1,835,000	1,611,827
Total			3,268,337
Retirement Communities 0.8%
South Carolina Jobs-Economic Development Authority(c)
Refunding Revenue Bonds
Wesley Commons
Series 2016
10/01/2026	5.000%	835,000	906,551
Single Family 0.0%
South Carolina State Housing Finance & Development Authority
Revenue Bonds
Series 2010-1 (GNMA)
01/01/2028	5.000%	35,000	35,452
Special Non Property Tax 6.5%
City of Columbia
Revenue Bonds
Series 2014
02/01/2033	5.000%	1,195,000	1,367,008
City of Greenville Hospitality Tax
Improvement Refunding Revenue Bonds
Series 2011 (AGM)
04/01/2021	5.000%	1,290,000	1,371,373
City of Myrtle Beach
Revenue Bonds
Hospitality Fee
Series 2014B
06/01/2030	5.000%	560,000	641,206
City of Rock Hill
Revenue Bonds
Hospitality Fee Pledge
Series 2013
04/01/2023	5.000%	695,000	790,062
Greenville County Public Facilities Corp.
Refunding Certificate of Participation
Series 2014
04/01/2026	5.000%	890,000	1,027,639
Town of Hilton Head Island
Revenue Bonds
Beach Preservation Fee Pledge
Series 2017
08/01/2025	5.000%	400,000	484,064

Columbia South Carolina Intermediate Municipal Bond Fund | Quarterly Report 2019	3

Portfolio of Investments   (continued)
Columbia South Carolina Intermediate Municipal Bond Fund, July 31, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2011A
06/01/2023	5.000%	555,000	594,244
06/01/2024	5.000%	580,000	620,716
Total			6,896,312
Special Property Tax 1.1%
City of Myrtle Beach
Refunding Tax Allocation Bonds
Myrtle Beach Air Force Base
Series 2016
10/01/2030	5.000%	1,000,000	1,187,710
State General Obligation 1.1%
State of South Carolina
Unlimited General Obligation Bonds
Series 2014B
04/01/2025	5.000%	1,000,000	1,175,840
Student Loan 0.9%
South Carolina State Education Assistance Authority
Revenue Bonds
Student Loan
Series 2009I
10/01/2024	5.000%	955,000	959,756
Transportation 7.0%
South Carolina Transportation Infrastructure Bank
Refunding Revenue Bonds
Infrastructure Bank
Series 2015A
10/01/2024	5.000%	2,000,000	2,366,040
Series 2005A (AMBAC)
10/01/2020	5.250%	4,880,000	5,107,652
Total			7,473,692
Water & Sewer 8.0%
Beaufort-Jasper Water & Sewer Authority
Refunding Revenue Bonds
Series 2016B
03/01/2024	5.000%	1,000,000	1,171,440
City of Charleston Waterworks & Sewer System
Revenue Bonds
Series 2019
01/01/2038	5.000%	1,000,000	1,274,160
City of Columbia Stormwater System
Revenue Bonds
Green Bond
02/01/2038	5.000%	350,000	428,789
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Columbia Waterworks & Sewer System
Revenue Bonds
Series 2018
02/01/2035	4.000%	560,000	635,712
City of Spartanburg Water System
Refunding Revenue Bonds
Series 2017B
06/01/2035	4.000%	1,375,000	1,537,401
City of Sumter Waterworks & Sewer System
Refunding Revenue Bonds
Series 2015
12/01/2027	4.000%	400,000	454,400
Georgetown County Water & Sewer District
Refunding Revenue Bonds
Series 2015
06/01/2027	4.000%	450,000	508,455
Renewable Water Resources
Unrefunded Refunding Revenue Bonds
Series 2012
01/01/2024	5.000%	445,000	486,176
Spartanburg Sanitation Sewer District
Refunding Revenue Bonds
Series 2014B
03/01/2034	5.000%	1,000,000	1,162,510
Town of Lexington Waterworks & Sewer System
Refunding Revenue Bonds
Series 2017
06/01/2034	4.000%	750,000	850,747
Total			8,509,790
Total Municipal Bonds (Cost $97,926,136)			103,605,726

Money Market Funds 1.6%
	Shares	Value ($)
Dreyfus AMT-Free Tax Exempt Cash Management Fund, Institutional Shares, 1.310%(e)	360,166	360,166
JPMorgan Institutional Tax Free Money Market Fund, Institutional Class, 1.264%(e)	1,341,560	1,341,560
Total Money Market Funds (Cost $1,701,726)		1,701,726
Total Investments in Securities (Cost: $100,177,862)		105,857,452
Other Assets & Liabilities, Net		876,892
Net Assets		106,734,344

4	Columbia South Carolina Intermediate Municipal Bond Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia South Carolina Intermediate Municipal Bond Fund, July 31, 2019 (Unaudited)
Notes to Portfolio of Investments
(a)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(b)	Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of July 31, 2019.
(c)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At July 31, 2019, the total value of these securities amounted to $1,967,511, which represents 1.84% of total net assets.
(d)	Zero coupon bond.
(e)	The rate shown is the seven-day current annualized yield at July 31, 2019.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
BAM	Build America Mutual Assurance Co.
GNMA	Government National Mortgage Association
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia South Carolina Intermediate Municipal Bond Fund | Quarterly Report 2019	5

Portfolio of Investments
Columbia North Carolina Intermediate Municipal Bond Fund, July 31, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Municipal Bonds 95.6%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Airport 2.3%
City of Charlotte Airport(a)
Revenue Bonds
Charlotte Douglas International
Series 2019 AMT
07/01/2035	5.000%	1,195,000	1,483,820
City of Charlotte Airport
Revenue Bonds
Series 2017A
07/01/2028	5.000%	500,000	630,405
Raleigh Durham Airport Authority
Refunding Revenue Bonds
Series 2010A
05/01/2023	5.000%	2,000,000	2,058,160
Total			4,172,385
Higher Education 9.3%
Appalachian State University
Refunding Revenue Bonds
Series 2016A
10/01/2026	5.000%	325,000	396,061
Series 2016B
10/01/2020	5.000%	1,380,000	1,442,542
Revenue Bonds
Series 2018
05/01/2035	5.000%	1,095,000	1,332,276
East Carolina University
Revenue Bonds
General
Series 2014A
10/01/2031	5.000%	1,900,000	2,163,701
North Carolina Agricultural & Technical State University
Refunding Revenue Bonds
General Purpose
Series 2015A
10/01/2032	5.000%	2,000,000	2,355,560
North Carolina Capital Facilities Finance Agency
Revenue Bonds
Wake Forest University
Series 2018
01/01/2034	5.000%	400,000	494,380
North Carolina Central University
Refunding Revenue Bonds
Series 2016
10/01/2029	4.000%	625,000	701,537
Revenue Bonds
Series 2019
04/01/2036	5.000%	500,000	612,070
04/01/2038	5.000%	500,000	608,110
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
North Carolina State University at Raleigh
Refunding Revenue Bonds
General
Series 2018
10/01/2027	5.000%	300,000	383,193
10/01/2028	5.000%	250,000	325,855
University of North Carolina at Charlotte (The)
Revenue Bonds
Board of Governors
Series 2017
10/01/2029	5.000%	500,000	628,915
Series 2014
04/01/2030	5.000%	1,000,000	1,150,140
University of North Carolina at Greensboro
Refunding Revenue Bonds
Series 2016
04/01/2029	5.000%	390,000	475,063
04/01/2030	5.000%	250,000	303,302
Revenue Bonds
General
Series 2014
04/01/2032	5.000%	2,000,000	2,295,400
Western Carolina University
Revenue Bonds
General
Series 2018
10/01/2033	5.000%	250,000	309,560
10/01/2034	5.000%	575,000	708,653
Total			16,686,318
Hospital 10.6%
County of New Hanover
Refunding Revenue Bonds
New Hanover Regional Medical Center
Series 2017
10/01/2030	5.000%	1,200,000	1,469,124
North Carolina Medical Care Commission
Refunding Revenue Bonds
Novant Health Obligation Group
Series 2013
11/01/2024	5.000%	530,000	593,452
Southeastern Regional Medical Center
Series 2012
06/01/2026	5.000%	1,000,000	1,096,310
Vidant Health
Series 2012A
06/01/2025	5.000%	1,500,000	1,651,935
06/01/2036	5.000%	1,445,000	1,564,068
Columbia North Carolina Intermediate Municipal Bond Fund | Quarterly Report 2019	1

Portfolio of Investments   (continued)
Columbia North Carolina Intermediate Municipal Bond Fund, July 31, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2015
06/01/2030	5.000%	1,000,000	1,171,040
WakeMed
Series 2012A
10/01/2031	5.000%	2,000,000	2,200,720
Revenue Bonds
Duke University Health System
Series 2012A
06/01/2032	5.000%	3,635,000	4,005,297
Moses Cone Health System
Series 2011
10/01/2020	5.000%	3,215,000	3,360,704
Rex Hospital, Inc.
Series 2015A
07/01/2032	5.000%	1,000,000	1,157,740
Wake Forest Baptist Obligation Group
Series 2019
12/01/2033	5.000%	595,000	727,435
Total			18,997,825
Joint Power Authority 3.4%
North Carolina Municipal Power Agency No. 1
Refunding Revenue Bonds
Series 2015A
01/01/2026	5.000%	1,500,000	1,830,600
01/01/2031	5.000%	2,000,000	2,388,820
Series 2016A
01/01/2028	5.000%	1,500,000	1,836,135
Total			6,055,555
Local Appropriation 20.9%
City of Charlotte
Refunding Certificate of Participation
Series 2019B
06/01/2034	5.000%	2,000,000	2,529,060
City of Durham
Revenue Bonds
Series 2018
04/01/2034	4.000%	1,000,000	1,141,260
City of Kannapolis
Revenue Bonds
Series 2014
04/01/2031	5.000%	1,365,000	1,556,933
City of Monroe
Refunding Revenue Bonds
Series 2016
03/01/2035	5.000%	1,000,000	1,176,840
City of Wilmington
Refunding Revenue Bonds
Series 2014A
06/01/2028	5.000%	500,000	583,415
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Winston-Salem
Refunding Revenue Bonds
Series 2014C
06/01/2029	5.000%	750,000	873,210
County of Brunswick
Revenue Bonds
Series 2015A
06/01/2028	5.000%	250,000	298,530
06/01/2029	5.000%	250,000	297,645
County of Buncombe
Revenue Bonds
Series 2012
06/01/2028	5.000%	500,000	550,935
06/01/2029	5.000%	1,000,000	1,102,170
Series 2014A
06/01/2032	5.000%	1,635,000	1,896,142
County of Catawba
Revenue Bonds
Series 2011
10/01/2022	5.000%	400,000	432,092
Series 2018
12/01/2036	4.000%	1,940,000	2,197,923
County of Cumberland
Refunding Certificate of Participation
Improvement Projects
Series 2009-B1
12/01/2021	5.000%	2,775,000	2,809,910
County of Dare
Refunding Revenue Bonds
Series 2016A
06/01/2031	4.000%	225,000	254,441
County of Gaston
Revenue Bonds
Series 2019A
04/01/2034	5.000%	250,000	316,605
04/01/2035	5.000%	300,000	378,066
County of Johnston
Revenue Bonds
Series 2014
06/01/2028	5.000%	1,000,000	1,161,520
County of Lee
Revenue Bonds
Series 2018
05/01/2036	4.000%	500,000	561,415
County of Martin
Refunding Revenue Bonds
Water & Sewer District
Series 2014
06/01/2030	4.000%	730,000	792,758

2	Columbia North Carolina Intermediate Municipal Bond Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia North Carolina Intermediate Municipal Bond Fund, July 31, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
County of Onslow
Revenue Bonds
Series 2015
06/01/2027	4.000%	405,000	458,330
Series 2016
10/01/2028	5.000%	1,000,000	1,239,820
County of Pender
Revenue Bonds
Series 2015
04/01/2027	5.000%	1,165,000	1,381,608
04/01/2028	5.000%	1,290,000	1,523,709
County of Randolph
Refunding Revenue Bonds
Series 2013C
10/01/2026	5.000%	1,500,000	1,860,450
County of Sampson
Refunding Revenue Bonds
Series 2017
09/01/2035	4.000%	1,000,000	1,112,040
County of Surry
Revenue Bonds
Series 2019
06/01/2032	5.000%	275,000	350,229
06/01/2033	5.000%	350,000	444,150
County of Union
Refunding Revenue Bonds
Series 2012
12/01/2024	5.000%	1,715,000	2,052,135
County of Wake
Refunding Revenue Bonds
Series 2018A
08/01/2036	4.000%	2,000,000	2,274,280
County of Wilkes
Refunding Revenue Bonds
Series 2015
06/01/2027	5.000%	500,000	593,675
06/01/2029	5.000%	500,000	590,930
Durham Capital Financing Corp.
Revenue Bonds
Series 2018
10/01/2035	4.000%	1,500,000	1,712,775
Orange County Public Facilities Co.
Unrefunded Revenue Bonds
Series 2012
10/01/2024	5.000%	835,000	935,100
Total			37,440,101
Local General Obligation 6.7%
County of Durham
Unlimited General Obligation Bonds
Series 2019
06/01/2032	5.000%	620,000	801,815
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
County of Forsyth
Unlimited General Obligation Bonds
Public Improvement
Series 2019B
03/01/2026	5.000%	1,000,000	1,236,240
County of Guilford
Unlimited General Obligation Bonds
Public Improvement
Series 2017B
05/01/2026	5.000%	1,000,000	1,240,230
County of Henderson
Revenue Bonds
Series 2015
10/01/2030	5.000%	500,000	596,240
County of Mecklenburg
Unlimited General Obligation Public Improvement Bonds
Series 2016B
12/01/2027	5.000%	1,180,000	1,480,298
County of Moore
Unlimited General Obligation Refunding Bonds
Series 2016
06/01/2028	5.000%	1,000,000	1,294,280
County of Pitt
Refunding Revenue Bonds
Series 2017
04/01/2022	5.000%	750,000	826,402
04/01/2024	5.000%	410,000	480,869
County of Wake
Unlimited General Obligation Public Improvement Bonds
Series 2019A
03/01/2033	5.000%	1,500,000	1,927,530
Unlimited General Obligation Refunding Bonds
Series 2010C
03/01/2022	5.000%	2,000,000	2,199,680
Total			12,083,584
Multi-Family 4.5%
North Carolina Capital Facilities Finance Agency
Refunding Revenue Bonds
North Carolina A&T University Foundation Project
Series 2015A
06/01/2028	5.000%	1,000,000	1,168,550
The Arc of North Carolina
Series 2017
10/01/2034	5.000%	1,500,000	1,743,225
University of North Carolina at Wilmington
Refunding Revenue Bonds
Series 2015
06/01/2029	5.000%	2,000,000	2,355,520

Columbia North Carolina Intermediate Municipal Bond Fund | Quarterly Report 2019	3

Portfolio of Investments   (continued)
Columbia North Carolina Intermediate Municipal Bond Fund, July 31, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Western Carolina University
Limited General Obligation Refunding Revenue Bonds
Student Housing
Series 2016 (AGM)
06/01/2027	5.000%	500,000	607,645
06/01/2028	5.000%	1,000,000	1,208,430
06/01/2029	5.000%	800,000	964,592
Total			8,047,962
Municipal Power 2.4%
City of Concord Utilities Systems
Refunding Revenue Bonds
Series 2009B
12/01/2019	5.000%	1,500,000	1,519,530
City of Fayetteville Public Works Commission
Revenue Bonds
Series 2014
03/01/2027	4.000%	1,250,000	1,385,162
Greenville Utilities Commission
Revenue Bonds
Series 2019
08/01/2032	5.000%	625,000	803,969
08/01/2033	5.000%	400,000	512,724
Total			4,221,385
Ports 1.1%
North Carolina State Ports Authority
Revenue Bonds
Senior Lien
Series 2010B
02/01/2025	5.000%	2,000,000	2,038,020
Refunded / Escrowed 6.7%
City of Raleigh Combined Enterprise System
Prerefunded 03/01/21 Revenue Bonds
Series 2011
03/01/2027	5.000%	800,000	849,136
County of Moore
Prerefunded 06/01/20 Revenue Bonds
Series 2010
06/01/2024	5.000%	1,635,000	1,688,105
County of Wake
Prerefunded 10/01/26 Revenue Bonds
Series 1993 Escrowed to Maturity (NPFGC)
10/01/2026	5.125%	1,885,000	2,139,268
Jacksonville Public Facilities Corp.
Prerefunded 04/01/22 Limited Obligation Revenue Bonds
Series 2012
04/01/2026	5.000%	1,075,000	1,183,854
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
North Carolina Eastern Municipal Power Agency
Prerefunded 01/01/22 Revenue Bonds
Series 1988A
01/01/2026	6.000%	1,000,000	1,116,910
Refunding Revenue Bonds
Series 1993B Escrowed to Maturity (NPFGC / IBC)
01/01/2022	6.000%	3,000,000	3,346,890
Series 1993B Escrowed to Maturity (NPFGC)
01/01/2022	6.000%	1,000,000	1,115,630
Orange County Public Facilities Co.
Prerefunded 10/01/22 Revenue Bonds
Series 2012
10/01/2024	5.000%	490,000	547,791
Total			11,987,584
Retirement Communities 3.9%
North Carolina Medical Care Commission
Refunding Revenue Bonds
1st Mortgage-United Church
Series 2015A
09/01/2030	4.500%	1,000,000	1,039,610
1st Mortgage-United Methodist
Series 2013A
10/01/2033	5.000%	1,595,000	1,744,946
Pennybyrn at Maryfield
Series 2015
10/01/2025	5.000%	750,000	852,337
Southminster, Inc.
Series 2016
10/01/2025	5.000%	1,260,000	1,416,152
United Methodist Retirement
Series 2016
10/01/2030	5.000%	700,000	822,759
Revenue Bonds
The Pines at Davidson Project
01/01/2038	5.000%	1,000,000	1,126,510
Total			7,002,314
Sales Tax 0.7%
City of Rocky Mount
Revenue Bonds
Series 2016
05/01/2028	5.000%	1,000,000	1,212,720
Single Family 1.6%
North Carolina Housing Finance Agency
Revenue Bonds
Series 2017-38B (GNMA)
07/01/2037	3.850%	2,000,000	2,127,160

4	Columbia North Carolina Intermediate Municipal Bond Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia North Carolina Intermediate Municipal Bond Fund, July 31, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2019-41 (GNMA)
07/01/2034	3.100%	750,000	775,185
Total			2,902,345
State Appropriated 1.3%
State of North Carolina
Refunding Revenue Bonds
Series 2014B
06/01/2025	5.000%	2,000,000	2,420,540
State General Obligation 0.7%
State of North Carolina
Unlimited General Obligation Refunding Bonds
Series 2016A
06/01/2026	5.000%	1,000,000	1,243,310
Transportation 1.5%
State of North Carolina
Revenue Bonds
Series 2019
03/01/2033	5.000%	1,250,000	1,571,138
Vehicle - GARVEE
Series 2015
03/01/2027	5.000%	900,000	1,066,671
Total			2,637,809
Turnpike / Bridge / Toll Road 2.8%
North Carolina Turnpike Authority
Refunding Revenue Bonds
Senior Lien
Series 2017
01/01/2030	5.000%	1,700,000	2,022,779
01/01/2032	5.000%	1,450,000	1,707,853
Series 2017 (AGM)
01/01/2031	5.000%	750,000	899,790
North Carolina Turnpike Authority(b)
Revenue Bonds
Series 2017C
07/01/2031	0.000%	500,000	327,835
Total			4,958,257
Water & Sewer 15.2%
City of Charlotte Water & Sewer System
Refunding Revenue Bonds
Series 2015
07/01/2024	5.000%	1,010,000	1,197,001
Series 2018
07/01/2035	4.000%	2,000,000	2,306,660
Revenue Bonds
Series 2009B
07/01/2025	5.000%	5,835,000	6,044,010
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Gastonia Combined Utilities System
Revenue Bonds
Series 2015
05/01/2029	5.000%	265,000	316,209
05/01/2030	5.000%	660,000	783,130
City of Greensboro Combined Water & Sewer System
Refunding Revenue Bonds
Series 2006
06/01/2022	5.250%	1,200,000	1,339,440
06/01/2023	5.250%	2,000,000	2,311,500
City of Jacksonville Enterprise System
Refunding Revenue Bonds
Series 2016
05/01/2028	5.250%	250,000	324,093
City of Raleigh Combined Enterprise System
Refunding Revenue Bonds
Series 2015B
12/01/2025	5.000%	1,200,000	1,475,628
City of Thomasville Combined Enterprise System
Refunding Revenue Bonds
Series 2012
05/01/2026	4.000%	860,000	914,214
City of Winston-Salem Water & Sewer System
Refunding Revenue Bonds
Series 2016A
06/01/2024	5.000%	1,300,000	1,536,886
06/01/2033	4.000%	2,165,000	2,439,305
Revenue Bonds
Series 2017
06/01/2031	4.000%	400,000	461,324
County of Brunswick Enterprise Systems
Refunding Revenue Bonds
Series 2015
04/01/2027	5.000%	1,500,000	1,791,090
County of Dare Utilities System
Refunding Revenue Bonds
Series 2017
02/01/2032	4.000%	300,000	341,487
County of Union Enterprise System
Revenue Bonds
Enterprise System
Series 2019
06/01/2031	5.000%	1,000,000	1,294,980
Series 2015
06/01/2029	5.000%	500,000	607,770
Onslow Water & Sewer Authority
Refunding Revenue Bonds
Series 2016
12/01/2031	4.000%	820,000	926,174

Columbia North Carolina Intermediate Municipal Bond Fund | Quarterly Report 2019	5

Portfolio of Investments   (continued)
Columbia North Carolina Intermediate Municipal Bond Fund, July 31, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Town of Fuquay-Varina Combined Utilities System
Revenue Bonds
Series 2016
04/01/2030	5.000%	335,000	406,663
04/01/2031	5.000%	450,000	542,218
Total			27,359,782
Total Municipal Bonds (Cost $162,489,817)			171,467,796

Money Market Funds 3.6%
	Shares	Value ($)
Dreyfus AMT-Free Tax Exempt Cash Management Fund, Institutional Shares, 1.310%(c)	507,659	507,659
JPMorgan Institutional Tax Free Money Market Fund, Institutional Class, 1.264%(c)	6,042,620	6,042,620
Total Money Market Funds (Cost $6,550,279)		6,550,279
Total Investments in Securities (Cost: $169,040,096)		178,018,075
Other Assets & Liabilities, Net		1,392,956
Net Assets		179,411,031
Notes to Portfolio of Investments
(a)	Income from this security may be subject to alternative minimum tax.
(b)	Zero coupon bond.
(c)	The rate shown is the seven-day current annualized yield at July 31, 2019.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMT	Alternative Minimum Tax
GNMA	Government National Mortgage Association
IBC	Insurance Bond Certificate
NPFGC	National Public Finance Guarantee Corporation
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
6	Columbia North Carolina Intermediate Municipal Bond Fund | Quarterly Report 2019

Portfolio of Investments
Columbia Maryland Intermediate Municipal Bond Fund, July 31, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Floating Rate Notes 0.4%
Issue Description	Effective Yield	Principal Amount ($)	Value ($)
Variable Rate Demand Notes 0.4%
New York City Transitional Finance Authority(a),(b)
Revenue Bonds
Future Tax Secured
Subordinated Series 2016 (JPMorgan Chase Bank)
02/01/2045	1.480%	200,000	200,000
Total Floating Rate Notes (Cost $200,000)			200,000

Municipal Bonds 95.8%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Disposal 2.1%
Maryland Environmental Service
Revenue Bonds
Mid Shore II Regional Landfill
Series 2011
11/01/2024	5.000%	1,030,000	1,078,925
Higher Education 3.6%
Maryland Health & Higher Educational Facilities Authority
Revenue Bonds
Maryland Institute College of Art
Series 2012
06/01/2029	5.000%	1,000,000	1,089,440
Montgomery County Authority
Refunding Revenue Bonds
Series 2014
05/01/2027	5.000%	500,000	576,725
Morgan State University
Refunding Revenue Bonds
Series 2012
07/01/2030	5.000%	150,000	164,362
Total			1,830,527
Hospital 26.1%
Maryland Health & Higher Educational Facilities Authority
Refunding Revenue Bonds
Anne Arundel Health System
Series 2014
07/01/2029	5.000%	750,000	864,525
MedStar Health, Inc.
Series 2015
08/15/2033	5.000%	500,000	573,295
Mercy Medical Center
Series 2016A
07/01/2032	5.000%	600,000	697,356
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Meritus Medical Center Issue
Series 2015
07/01/2027	5.000%	1,000,000	1,170,820
Peninsula Regional Medical Center
Series 2015
07/01/2034	5.000%	1,000,000	1,136,510
Series 2017B
07/01/2031	5.000%	1,000,000	1,207,840
University of Maryland Medical System
Series 2015
07/01/2028	5.000%	500,000	591,115
Western Maryland Health System
Series 2014
07/01/2034	5.250%	1,500,000	1,688,565
Revenue Bonds
Carroll Hospital
Series 2012A
07/01/2026	5.000%	1,210,000	1,332,404
07/01/2027	5.000%	1,000,000	1,098,750
Johns Hopkins Health System
Series 2012
07/01/2028	5.000%	1,000,000	1,108,430
Johns Hopkins Health System
Series 2013C
05/15/2033	5.000%	1,500,000	1,697,445
Total			13,167,055
Local Appropriation 4.3%
County of Prince George’s
Certificate of Participation
Suitland Public Infrastructure
Series 2019
10/01/2035	5.000%	500,000	614,390
University of Maryland Capital Region Health
Series 2018
10/01/2035	5.000%	750,000	928,598
Howard County Housing Commission
Revenue Bonds
Roger Carter Recreation Center Project
Series 2011
06/01/2026	5.000%	585,000	623,177
Total			2,166,165
Local General Obligation 8.5%
City of Baltimore
Unlimited General Obligation Bonds
Series 2017A
10/15/2033	5.000%	750,000	926,167
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Maryland Intermediate Municipal Bond Fund | Quarterly Report 2019	1

Portfolio of Investments   (continued)
Columbia Maryland Intermediate Municipal Bond Fund, July 31, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
County of Anne Arundel
Limited General Obligation Bonds
Consolidated General Improvements
Series 2019
10/01/2036	5.000%	500,000	637,745
County of Frederick
Unlimited General Obligation Refunding Bonds
Public Facilities
Series 2006
11/01/2021	5.250%	2,500,000	2,731,275
Total			4,295,187
Multi-Family 10.6%
Howard County Housing Commission
Revenue Bonds
General Capital Improvement Program
Series 2015
06/01/2032	4.000%	750,000	805,140
Woodfield Oxford Square Apartments
Series 2017
12/01/2029	5.000%	555,000	679,714
Maryland Economic Development Corp.
Refunding Revenue Bonds
University of Maryland Baltimore County Student Housing
Series 2016 (AGM)
07/01/2030	5.000%	725,000	872,799
University of Maryland College Park Student Housing
Series 2016 (AGM)
06/01/2030	5.000%	875,000	1,050,586
Revenue Bonds
Salisbury University Project
Series 2012
06/01/2027	5.000%	1,100,000	1,166,297
Towson University Project
Series 2012
07/01/2027	5.000%	700,000	759,983
Total			5,334,519
Other Bond Issue 2.5%
City of Baltimore
Refunding Revenue Bonds
Convention Center Hotel
Series 2017
09/01/2028	5.000%	750,000	896,700
Maryland Community Development Administration
Revenue Bonds
Capital Fund Securitization
Series 2003 (AGM)
07/01/2021	4.400%	20,000	20,052
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Maryland Economic Development Corp.
Revenue Bonds
Baltimore City Project
Subordinated Series 2018C
06/01/2038	4.000%	350,000	360,496
Total			1,277,248
Other Industrial Development Bond 1.6%
Maryland Economic Development Corp.
Refunding Revenue Bonds
CNX Marine Terminals, Inc.
Series 2010
09/01/2025	5.750%	800,000	823,232
Refunded / Escrowed 5.3%
City of Baltimore
Revenue Bonds
Water Project
Series 1994A Escrowed to Maturity (FGIC)
07/01/2024	5.000%	1,400,000	1,587,264
State of Maryland
Prerefunded 03/01/23 Unlimited General Obligation Bonds
Series 2015A
03/01/2027	4.000%	1,000,000	1,100,060
Total			2,687,324
Retirement Communities 3.3%
City of Gaithersburg
Refunding Revenue Bonds
Asbury Obligation Group
Series 2009B
01/01/2023	6.000%	500,000	509,345
County of Baltimore
Refunding Revenue Bonds
Oak Crest Village, Inc.
Series 2016
01/01/2029	5.000%	500,000	593,760
County of Howard
Refunding Revenue Bonds
Columbia Vantage House Corp.
Series 2017
04/01/2026	5.000%	500,000	541,290
Total			1,644,395
Special Non Property Tax 2.4%
Maryland Stadium Authority
Revenue Bonds
Construction and Revitalization
Series 2018
05/01/2033	5.000%	1,000,000	1,227,740

The accompanying Notes to Financial Statements are an integral part of this statement.
2	Columbia Maryland Intermediate Municipal Bond Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Maryland Intermediate Municipal Bond Fund, July 31, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Special Property Tax 9.0%
Anne Arundel County Consolidated District
Special Tax Refunding Bonds
Villages of Dorchester & Farmington
Series 2013
07/01/2023	5.000%	225,000	256,862
07/01/2024	5.000%	500,000	570,225
City of Baltimore
Refunding Tax Allocation Bonds
Consolidated Tax Projects
Series 2015
06/15/2027	5.000%	520,000	594,194
County of Frederick
Special Tax Bonds
Urbana Community Development Authority
Series 2010A
07/01/2025	5.000%	2,490,000	2,583,973
County of Montgomery
Refunding Special Tax Bonds
West Germantown Development District
Series 2014
07/01/2025	4.000%	485,000	542,341
Total			4,547,595
State Appropriated 5.8%
Maryland Economic Development Corp.
Refunding Revenue Bonds
Department of Transportation Headquarters
Series 2010
06/01/2022	4.500%	2,675,000	2,922,999
State General Obligation 1.2%
State of Maryland
Unlimited General Obligation Bonds
Series 2017A
08/01/2030	4.000%	500,000	580,650
Transportation 3.7%
Washington Metropolitan Area Transit Authority
Refunding Revenue Bonds
Series 2017A-1
07/01/2029	5.000%	1,000,000	1,252,320
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Series 2018
07/01/2036	5.000%	500,000	605,215
Total			1,857,535
Water & Sewer 5.8%
City of Baltimore
Refunding Revenue Bonds
Water Projects
Subordinated Series 2019C
07/01/2035	4.000%	500,000	562,480
Subordinated Revenue Bonds
Series 2014A
07/01/2032	5.000%	1,000,000	1,164,610
Wastewater Project
Series 2017A
07/01/2031	5.000%	1,000,000	1,220,230
Total			2,947,320
Total Municipal Bonds (Cost $45,673,787)			48,388,416

Money Market Funds 3.5%
	Shares	Value ($)
Dreyfus AMT-Free Tax Exempt Cash Management Fund, Institutional Shares, 1.310%(c)	253,478	253,478
JPMorgan Institutional Tax Free Money Market Fund, Institutional Class, 1.264%(c)	1,507,150	1,507,150
Total Money Market Funds (Cost $1,760,628)		1,760,628
Total Investments in Securities (Cost: $47,634,415)		50,349,044
Other Assets & Liabilities, Net		156,590
Net Assets		50,505,634

Notes to Portfolio of Investments
(a)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(b)	Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of July 31, 2019.
(c)	The rate shown is the seven-day current annualized yield at July 31, 2019.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Maryland Intermediate Municipal Bond Fund | Quarterly Report 2019	3

Portfolio of Investments   (continued)
Columbia Maryland Intermediate Municipal Bond Fund, July 31, 2019 (Unaudited)
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
FGIC	Financial Guaranty Insurance Corporation
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
The accompanying Notes to Financial Statements are an integral part of this statement.
4	Columbia Maryland Intermediate Municipal Bond Fund | Quarterly Report 2019

Portfolio of Investments
Columbia Georgia Intermediate Municipal Bond Fund, July 31, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Floating Rate Notes 2.4%
Issue Description	Effective Yield	Principal Amount ($)	Value ($)
Variable Rate Demand Notes 2.4%
New York City Water & Sewer System(a),(b)
Revenue Bonds
2nd General Resolution
Series 2016BB (State Street Bank and Trust Co.)
06/15/2049	1.490%	500,000	500,000
South Carolina Educational Facilities Authority(a),(b)
Revenue Bonds
Furman University (Wells Fargo Bank)
10/01/2039	1.500%	500,000	500,000
Total			1,000,000
Total Floating Rate Notes (Cost $999,999)			1,000,000

Municipal Bonds 97.6%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Airport 6.4%
City of Atlanta Department of Aviation
Refunding Revenue Bonds
General
Series 2010C
01/01/2025	5.000%	1,500,000	1,585,035
Revenue Bonds
Series 2012B
01/01/2027	5.000%	1,000,000	1,092,530
Total			2,677,565
Higher Education 16.4%
Bulloch County Development Authority
Refunding Revenue Bonds
Georgia Southern University Housing Foundation
Series 2012 (AGM)
08/01/2027	5.000%	500,000	550,280
Georgia Southern University Housing Foundation Four LLC
Series 2017
07/01/2034	5.000%	500,000	600,605
Carrollton Payroll Development Authority
Refunding Revenue Bonds
Anticipation Certificates - UWG Campus Center
Series 2012 (AGM)
08/01/2025	5.000%	800,000	880,448
Dahlonega Downtown Development Authority
Refunding Revenue Bonds
North Georgia MAC LLC Project
Series 2017
07/01/2032	4.000%	1,000,000	1,115,800
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Fulton County Development Authority
Refunding Revenue Bonds
Spelman College
Series 2015
06/01/2032	5.000%	1,000,000	1,167,830
Gwinnett County Development Authority
Refunding Revenue Bonds
Georgia Gwinnett College Student Housing
Series 2017
07/01/2034	5.000%	1,000,000	1,202,020
Richmond County Development Authority
Refunding Revenue Bonds
ASU Jaguar Student Housing
Series 2012 (AGM)
02/01/2027	5.000%	750,000	836,347
Georgia Regents University Cancer Center
Series 2014 (AGM)
12/15/2032	5.000%	425,000	496,060
Total			6,849,390
Hospital 14.7%
Carroll City-County Hospital Authority
Refunding Revenue Bonds
Tanner Medical Center, Inc. Project
Series 2016
07/01/2030	4.000%	1,000,000	1,118,560
Cedartown Polk County Hospital Authority
Revenue Bonds
Floyd Healthcare Polk Medical Center
RAC Series 2016
07/01/2034	5.000%	480,000	550,694
Dalton Whitfield County Joint Development Authority
Revenue Bonds
Hamilton Health Care System Obligation
Series 2017
08/15/2033	5.000%	300,000	364,395
DeKalb Private Hospital Authority(c)
Revenue Bonds
Children’s Healthcare of Atlanta
Series 2019
07/01/2035	5.000%	1,000,000	1,253,660
Fayette County Hospital Authority
Revenue Bonds
Fayette Community Hospital
Series 2009A
06/15/2023	5.250%	1,250,000	1,253,675
Columbia Georgia Intermediate Municipal Bond Fund | Quarterly Report 2019	1

Portfolio of Investments   (continued)
Columbia Georgia Intermediate Municipal Bond Fund, July 31, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Gainesville & Hall County Hospital Authority
Refunding Revenue Bonds
Northeast Georgia Health System Project
Series 2017
02/15/2030	5.000%	300,000	359,628
Gwinnett County Hospital Authority
Revenue Bonds
Gwinnet Hospital System
Series 2007A (AGM)
07/01/2023	5.000%	1,250,000	1,253,525
Total			6,154,137
Investor Owned 1.2%
Burke County Development Authority
Revenue Bonds
Georgia Power Co. Plant Vogtle Project
Series 2019
10/01/2032	2.250%	500,000	509,050
Joint Power Authority 6.3%
Municipal Electric Authority of Georgia
Refunding Revenue Bonds
Project One
Subordinated Series 2015A
01/01/2032	5.000%	1,000,000	1,138,320
Revenue Bonds
Project One
Subordinated Series 2008A
01/01/2021	5.250%	1,395,000	1,471,125
Total			2,609,445
Local Appropriation 0.6%
Macon-Bibb County Urban Development Authority
Refunding Revenue Bonds
Macon-Bibb County Public Project
Series 2017
12/01/2032	5.000%	200,000	243,872
Local General Obligation 19.0%
Cherokee County Board of Education
Unlimited General Obligation Bonds
Series 2014A
08/01/2030	5.000%	1,000,000	1,167,930
City of Atlanta
Unlimited General Obligation Refunding Bonds
Series 2014A
12/01/2026	5.000%	500,000	595,725
Forsyth County School District
Unlimited General Obligation Bonds
Series 2014
02/01/2028	5.000%	500,000	582,350
Series 2018
02/01/2033	5.000%	500,000	627,735
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Gwinnett County School District
Unlimited General Obligation Refunding Bonds
Series 2010
02/01/2024	5.000%	1,499,999	1,754,940
Jefferson City School District
Unlimited General Obligation Refunding Bonds
Series 2017
02/01/2031	4.000%	500,000	574,520
Lawrenceville Building Authority
Revenue Bonds
Lawrenceville Performing Arts
Series 2019
10/01/2035	3.000%	500,000	518,025
10/01/2036	3.000%	500,000	514,055
Pierce County School District
Unlimited General Obligation Bonds
Series 2017
01/01/2032	4.000%	425,000	483,255
South Fulton Municipal Regional Water & Sewer Authority
Refunding Revenue Bonds
Series 2014
01/01/2031	5.000%	1,000,000	1,138,880
Total			7,957,415
Multi-Family 2.6%
Cobb County Development Authority
Refunding Revenue Bonds
Kennesaw State University
Series 2014
07/15/2029	5.000%	980,000	1,094,092
Prep School 1.3%
Gainesville & Hall County Development Authority
Refunding Revenue Bonds
Riverside Military Academy
Series 2017
03/01/2027	5.000%	500,000	545,455
Refunded / Escrowed 4.0%
Metropolitan Atlanta Rapid Transit Authority
Prerefunded 07/01/22 Revenue Bonds
Third Indenture
Series 2012A
07/01/2030	5.000%	1,500,000	1,668,660
Sales Tax 1.2%
Metropolitan Atlanta Rapid Transit Authority
Revenue Bonds
Series 2019A
07/01/2036	3.000%	500,000	510,785

2	Columbia Georgia Intermediate Municipal Bond Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Georgia Intermediate Municipal Bond Fund, July 31, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Single Family 2.5%
Georgia Housing & Finance Authority
Revenue Bonds
Series 2014B-1
12/01/2029	3.000%	1,000,000	1,037,790
Special Property Tax 4.3%
Atlanta & Fulton County Recreation Authority
Refunding Revenue Bonds
Park Improvement
Series 2014A
12/01/2028	5.000%	525,000	621,049
12/01/2033	5.000%	1,000,000	1,165,620
Total			1,786,669
Turnpike / Bridge / Toll Road 1.8%
Georgia State Road & Tollway Authority(d),(e)
Revenue Bonds
I-75 S Express Lanes Project
Series 2014
06/01/2024	0.000%	1,000,000	765,020
Water & Sewer 15.3%
Augusta Water & Sewerage Revenue
Refunding Revenue Bonds
Series 2017
10/01/2029	3.000%	750,000	794,835
Cherokee County Water & Sewer Authority
Refunding Revenue Bonds
Series 2016
08/01/2031	5.000%	250,000	301,665
City of Atlanta Water & Wastewater
Refunding Revenue Bonds
Series 2015
11/01/2030	5.000%	500,000	594,045
Series 2017A
11/01/2034	5.000%	1,000,000	1,231,200
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Cartersville
Refunding Revenue Bonds
Series 2018
06/01/2035	4.000%	500,000	565,000
City of Columbus Water & Sewerage
Refunding Revenue Bonds
Series 2016
05/01/2032	5.000%	350,000	421,666
County of DeKalb Water & Sewage
Refunding Revenue Bonds
Series 2006B
10/01/2021	5.250%	1,500,000	1,633,725
Villa Rica Public Facilities Authority
Refunding Revenue Bonds
Water & Sewer Project
Series 2015
03/01/2031	5.000%	750,000	868,957
Total			6,411,093
Total Municipal Bonds (Cost $38,766,264)			40,820,438

Money Market Funds 2.9%
	Shares	Value ($)
Dreyfus AMT-Free Tax Exempt Cash Management Fund, Institutional Shares, 1.310%(f)	504,533	504,533
JPMorgan Institutional Tax Free Money Market Fund, Institutional Class, 1.264%(f)	713,289	713,289
Total Money Market Funds (Cost $1,217,822)		1,217,822
Total Investments in Securities (Cost: $40,984,085)		43,038,260
Other Assets & Liabilities, Net		(1,205,744)
Net Assets		41,832,516

Notes to Portfolio of Investments
(a)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(b)	Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of July 31, 2019.
(c)	Represents a security purchased on a when-issued basis.
(d)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At July 31, 2019, the total value of these securities amounted to $765,020, which represents 1.83% of total net assets.
(e)	Zero coupon bond.
(f)	The rate shown is the seven-day current annualized yield at July 31, 2019.
Columbia Georgia Intermediate Municipal Bond Fund | Quarterly Report 2019	3

Portfolio of Investments   (continued)
Columbia Georgia Intermediate Municipal Bond Fund, July 31, 2019 (Unaudited)
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
4	Columbia Georgia Intermediate Municipal Bond Fund | Quarterly Report 2019

Portfolio of Investments
Columbia Virginia Intermediate Municipal Bond Fund, July 31, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Municipal Bonds 97.5%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Airport 7.3%
Capital Region Airport Commission
Refunding Revenue Bonds
Series 2016A
07/01/2034	4.000%	1,125,000	1,241,741
Metropolitan Washington Airports Authority(a)
Refunding Revenue Bonds
Airport System
Series 2019A AMT
10/01/2033	5.000%	2,000,000	2,502,920
Metropolitan Washington Airports Authority
Revenue Bonds
Series 2010A
10/01/2023	5.000%	2,475,000	2,588,009
10/01/2027	5.000%	1,515,000	1,582,372
Norfolk Airport Authority
Refunding Revenue Bonds
Series 2011 (AGM)
07/01/2024	5.000%	1,000,000	1,069,950
Revenue Bonds
Series 2019
07/01/2033	5.000%	1,000,000	1,262,490
Total			10,247,482
Higher Education 9.3%
Amherst Industrial Development Authority
Refunding Revenue Bonds
Educational Facilities Sweet Briar Institute
Series 2006
09/01/2026	5.000%	1,000,000	1,000,320
Virginia College Building Authority
Refunding Revenue Bonds
University of Richmond Project
Series 2011A
03/01/2022	5.000%	1,245,000	1,321,580
Revenue Bonds
Liberty University Projects
Series 2010
03/01/2022	5.000%	1,455,000	1,487,214
03/01/2023	5.000%	2,000,000	2,043,940
Washington & Lee University Project
Series 1998 (NPFGC)
01/01/2026	5.250%	3,115,000	3,634,333
Virginia Commonwealth University
Refunding Revenue Bonds
General Pledge
Series 2018-A
11/01/2031	5.000%	400,000	509,300
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Virginia Polytechnic Institute & State University
Revenue Bonds
General Dorm and Dining Hall
Series 2015A
06/01/2027	4.000%	2,650,000	3,002,105
Total			12,998,792
Hospital 12.3%
Chesapeake Hospital Authority
Refunding Revenue Bonds
Chesapeake Regional Medical Center
Series 2019
07/01/2035	4.000%	500,000	567,165
Fairfax County Industrial Development Authority
Refunding Revenue Bonds
Inova Health System
Series 2018
05/15/2026	5.000%	1,500,000	1,846,635
Inova Health System Project
Series 1993I (NPFGC)
08/15/2019	5.250%	275,000	275,402
Fredericksburg Economic Development Authority
Refunding Revenue Bonds
MediCorp Health Systems Obligation
Series 2007
06/15/2020	5.250%	4,000,000	4,129,000
Norfolk Economic Development Authority
Refunding Revenue Bonds
Sentara Healthcare
Series 2012B
11/01/2027	5.000%	1,735,000	1,936,243
Series 2018A
11/01/2048	5.000%	300,000	380,892
Roanoke Economic Development Authority
Refunding Revenue Bonds
Carilion Clinic Obligation Group
Series 2010
07/01/2025	5.000%	3,500,000	3,623,410
Stafford County Economic Development Authority
Refunding Revenue Bonds
Mary Washington Healthcare
Series 2016
06/15/2030	5.000%	1,300,000	1,552,655
06/15/2033	5.000%	200,000	235,554
06/15/2035	5.000%	1,000,000	1,169,090
Columbia Virginia Intermediate Municipal Bond Fund | Quarterly Report 2019	1

Portfolio of Investments   (continued)
Columbia Virginia Intermediate Municipal Bond Fund, July 31, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Winchester Economic Development Authority
Refunding Revenue Bonds
Valley Health System Obligation Group
Series 2015
01/01/2032	5.000%	1,250,000	1,463,987
Total			17,180,033
Investor Owned 1.4%
Louisa Industrial Development Authority
Refunding Revenue Bonds
Pollution Control
Series 2019
11/01/2035	1.800%	2,000,000	2,015,620
Local Appropriation 3.4%
Appomattox County Economic Development Authority
Unrefunded Revenue Bonds
Series 2010
05/01/2022	5.000%	175,000	179,331
Arlington County Industrial Development Authority
Refunding Revenue Bonds
Series 2017
02/15/2029	5.000%	1,000,000	1,256,900
Fairfax County Economic Development Authority
Revenue Bonds
Metrorail Parking Systems
Series 2017
04/01/2033	5.000%	745,000	910,256
Henry County Industrial Development Authority
Revenue Bonds
Public Facility Lease
Series 2018
11/01/2036	4.000%	1,000,000	1,112,090
Loudoun County Economic Development Authority
Revenue Bonds
Series 2015
12/01/2028	5.000%	1,035,000	1,226,113
Total			4,684,690
Local General Obligation 8.6%
City of Alexandria Virginia
Unlimited General Obligation Refunding Bonds
Series 2017C
07/01/2030	4.000%	1,000,000	1,169,180
City of Norfolk
Unlimited General Obligation Bonds
Capital Improvement
08/01/2033	5.000%	1,000,000	1,260,660
Unlimited General Obligation Refunding Bonds
Series 2017C
09/01/2033	4.000%	1,380,000	1,555,895
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Richmond
Unlimited General Obligation Bonds
Public Improvement
Series 2015B
03/01/2028	4.000%	2,000,000	2,251,160
City of Suffolk
Unlimited General Obligation Refunding Bonds
Series 2014
02/01/2029	4.000%	2,000,000	2,211,220
County of Arlington
Unlimited General Obligation Bonds
Series 2017
08/15/2034	4.000%	2,000,000	2,276,360
County of Fairfax
Unlimited General Obligation Public Improvement Bonds
Series 2019A
10/01/2035	5.000%	1,000,000	1,273,900
Total			11,998,375
Multi-Family 0.8%
Farmville Industrial Development Authority
Refunding Revenue Bonds
Longwood University Student Project
01/01/2038	5.000%	1,000,000	1,144,410
Other Bond Issue 5.3%
Montgomery County Economic Development Authority
Refunding Revenue Bonds
Virginia Tech Foundation
Series 2017A
06/01/2029	5.000%	200,000	250,246
Rappahannock Regional Jail Authority
Refunding Revenue Bonds
Series 2015
10/01/2030	5.000%	1,725,000	2,067,067
Riverside Regional Jail Authority
Refunding Revenue Bonds
Series 2015
07/01/2028	5.000%	2,685,000	3,229,169
Western Regional Jail Authority
Refunding Revenue Bonds
Series 2015
12/01/2027	5.000%	1,500,000	1,825,155
Total			7,371,637
Pool / Bond Bank 3.4%
Virginia Resources Authority
Refunding Revenue Bonds
Revolving Fund
Series 2011A
08/01/2024	5.000%	1,395,000	1,501,090

2	Columbia Virginia Intermediate Municipal Bond Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Virginia Intermediate Municipal Bond Fund, July 31, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
State Revolving Fund
Subordinated Series 2005
10/01/2020	5.500%	2,000,000	2,101,460
Virginia Infrastructure Pooled
Series 2017F
11/01/2034	4.000%	1,000,000	1,139,830
Total			4,742,380
Refunded / Escrowed 10.4%
Chesapeake Bay Bridge & Tunnel District
Refunding Revenue Bonds
General Resolution
Series 1998 Escrowed to Maturity (NPFGC)
07/01/2025	5.500%	4,000,000	4,783,760
County of Fairfax
Prerefunded 04/01/21 Unlimited General Obligation Refunding Bonds
Public Improvement
Series 2011A
04/01/2024	4.000%	2,000,000	2,094,660
County of Smyth
Prerefunded 11/01/21 Unlimited General Obligation Bonds
Public Improvement
Series 2011A
11/01/2031	5.000%	4,000,000	4,337,800
Virginia Commonwealth Transportation Board
Prerefunded 05/15/22 Revenue Bonds
Capital Projects
Series 2012
05/15/2029	5.000%	3,000,000	3,321,870
Total			14,538,090
Retirement Communities 4.4%
Albermarle County Economic Development Authority
Revenue Bonds
Westminster-Canterbury of the Blue Ridge
Series 2012
01/01/2032	4.625%	2,000,000	2,075,680
Hanover County Economic Development Authority
Refunding Revenue Bonds
Covenant Woods
Series 2018
07/01/2038	5.000%	380,000	413,679
Revenue Bonds
Covenant Woods
Series 2012A
07/01/2022	4.000%	610,000	626,647
Henrico County Economic Development Authority
Refunding Revenue Bonds
Westminster Canterbury Project
10/01/2037	5.000%	1,500,000	1,708,200
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Westminster-Canterbury Corp.
Series 2015
10/01/2035	4.000%	1,320,000	1,335,919
Total			6,160,125
Sales Tax 1.7%
Northern Virginia Transportation Authority
Revenue Bonds
Series 2014
06/01/2032	5.000%	2,000,000	2,310,700
Special Non Property Tax 3.5%
Greater Richmond Convention Center Authority
Refunding Revenue Bonds
Series 2015
06/15/2029	5.000%	1,350,000	1,598,656
06/15/2030	5.000%	1,540,000	1,817,847
Hampton Roads Transportation Accountability Commission
Revenue Bonds
Senior Lien Hampton Roads Transportation Fund
Series 2018A
07/01/2032	5.000%	1,150,000	1,438,627
Total			4,855,130
Special Property Tax 4.3%
Dulles Town Center Community Development Authority
Refunding Special Assessment Bonds
Dulles Town Center Project
Series 2012
03/01/2023	4.000%	1,000,000	1,010,240
Fairfax County Economic Development Authority
Refunding Special Tax Bonds
Silver Line Phase I Project
Series 2016
04/01/2031	4.000%	1,000,000	1,122,820
04/01/2032	4.000%	1,000,000	1,117,380
Marquis Community Development Authority of York County(b),(c)
Revenue Bonds
Convertible
Series 2015
09/01/2045	0.000%	644,000	425,665
Marquis Community Development Authority of York County
Tax Allocation Bonds
Series 2007B
09/01/2041	5.625%	2,084,000	1,374,356
Marquis Community Development Authority of York County(c)
Tax Allocation Bonds
Series 2007C
09/01/2041	0.000%	3,164,000	181,582

Columbia Virginia Intermediate Municipal Bond Fund | Quarterly Report 2019	3

Portfolio of Investments   (continued)
Columbia Virginia Intermediate Municipal Bond Fund, July 31, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Virginia Gateway Community Development Authority
Refunding Special Assessment Bonds
Series 2012
03/01/2025	5.000%	690,000	708,099
Total			5,940,142
State Appropriated 4.8%
Virginia College Building Authority
Revenue Bonds
21st Century College Program
Series 2017
02/01/2034	4.000%	1,500,000	1,684,500
Virginia Commonwealth Transportation Board
Refunding Revenue Bonds
Northern Virginia Transportation District Program
Series 2019
05/15/2031	5.000%	1,000,000	1,289,970
Virginia Public Building Authority
Revenue Bonds
Series 2018A
08/01/2035	4.000%	1,500,000	1,723,470
Series 2019A
08/01/2031	5.000%	1,500,000	1,947,105
Total			6,645,045
Transportation 8.2%
Virginia Commonwealth Transportation Board
Refunding Revenue Bonds
GARVEE Notes
Series 2017
03/15/2028	5.000%	1,000,000	1,270,270
Revenue Bonds
Series 2016
05/15/2030	4.000%	500,000	566,075
Series 2018
05/15/2036	4.000%	2,000,000	2,268,340
Washington Metropolitan Area Transit Authority
Refunding Revenue Bonds
Series 2017A-1
07/01/2029	5.000%	2,500,000	3,130,800
Revenue Bonds
Series 2017B
07/01/2034	5.000%	2,000,000	2,438,100
Series 2018
07/01/2036	5.000%	500,000	605,215
07/01/2037	5.000%	1,000,000	1,205,500
Total			11,484,300
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Turnpike / Bridge / Toll Road 4.9%
City of Chesapeake Expressway Toll Road
Revenue Bonds
Transportation System
Series 2012A
07/15/2023	5.000%	1,025,000	1,126,065
07/15/2027	5.000%	1,000,000	1,090,330
Metropolitan Washington Airports Authority Dulles Toll Road(c)
Revenue Bonds
Capital Appreciation-2nd Senior Lien
Series 2009B (AGM)
10/01/2023	0.000%	5,000,000	4,610,950
Total			6,827,345
Water & Sewer 3.5%
Fairfax County Water Authority
Refunding Revenue Bonds
Series 2017
04/01/2029	5.000%	2,000,000	2,519,320
Hampton Roads Sanitation District
Refunding Subordinated Revenue Bonds
Series 2016A
08/01/2031	5.000%	2,000,000	2,432,360
Total			4,951,680
Total Municipal Bonds (Cost $129,982,996)			136,095,976

Money Market Funds 1.9%
	Shares	Value ($)
Dreyfus AMT-Free Tax Exempt Cash Management Fund, Institutional Shares, 1.310%(d)	107,288	107,288
JPMorgan Institutional Tax Free Money Market Fund, Institutional Class, 1.264%(d)	2,580,283	2,580,283
Total Money Market Funds (Cost $2,687,571)		2,687,571
Total Investments in Securities (Cost: $132,670,567)		138,783,547
Other Assets & Liabilities, Net		782,854
Net Assets		139,566,401

4	Columbia Virginia Intermediate Municipal Bond Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Virginia Intermediate Municipal Bond Fund, July 31, 2019 (Unaudited)
Notes to Portfolio of Investments
(a)	Income from this security may be subject to alternative minimum tax.
(b)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At July 31, 2019, the total value of these securities amounted to $425,665, which represents 0.30% of total net assets.
(c)	Zero coupon bond.
(d)	The rate shown is the seven-day current annualized yield at July 31, 2019.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMT	Alternative Minimum Tax
NPFGC	National Public Finance Guarantee Corporation
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Virginia Intermediate Municipal Bond Fund | Quarterly Report 2019	5